UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded
Funds
31 January
2021
Nuveen Exchange-Traded
Funds
Fund Name	Listing Exchange	Ticker Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF	NYSE Arca	NUAG
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF	NYSE Arca	NUSA
Nuveen ESG High Yield Corporate Bond ETF	NYSE Arca	NUHY
Nuveen ESG U.S. Aggregate Bond ETF	NYSE Arca	NUBD
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
The rollout of COVID-19 vaccines along with historic economic stimulus measures have kindled the outlook of a more normal economy in 2021. A combination of fiscal relief measures and easier financial conditions aimed at supporting individuals, businesses and state and local governments have already helped the U.S. economy make a significant, although incomplete, turnaround from the depths of a historic recession. To sustain the recovery, the U.S. government enacted another $900 billion in aid to individuals and businesses, extending some of the programs enacted earlier in the COVID-19 crisis, in late December 2020. Another $1.9 trillion relief package was signed into law in March 2021 providing extended unemployment benefits, direct payments to individuals and families, assistance to state and local municipalities, grants to education and public health, and other support. The U.S. Federal Reserve, along with other central banks around the world, have pledged to keep monetary conditions accommodative for as long as necessary.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. COVID-19 cases are still elevated in some regions, and recent economic indicators have shown that renewed restrictions on social and business activity in the latter months of 2020 slowed the economy’s momentum. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored. While achieving sufficient inoculation of the population depends on many variables, including logistics, public confidence, real-world efficacy and the emergence of variant virus strains, vaccination rates are gathering pace and three options (Pfizer/BioNTech, Moderna and Johnson & Johnson) are now authorized for use in the U.S. By mid-March the U.S. was administering an average of 2.4 million doses per day, up from 1.3 million per day on average at the beginning of February, according to Bloomberg’s vaccine tracker. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either which could cause investment outlooks to shift. Nevertheless, short-term market fluctuations can provide opportunities to invest in new ideas as well as upgrade existing positioning within our goal of providing long-term value for our shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
The beginning of the year can be an opportune time to assess your portfolio’s resilience and readiness for what may come next. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
March 23, 2021

Portfolio Managers’
Comments
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
These Funds feature portfolio management by Teachers Advisors, LLC, an affiliate of Nuveen Fund Advisors, LLC. Portfolio managers include Lijun (Kevin) Chen, CFA, and Yong (Mark) Zheng, CFA. Kevin has managed the Funds since their inceptions and Mark was added as a portfolio manager in June 2018.
Here the portfolio management team discusses key investment strategies and the performance of the Funds for the six-month reporting period ended January 31, 2021.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
The start of vaccinations across Western countries has been encouraging for the markets, although the discovery of new variants of the COVID-19 coronavirus could cause expectations to be reassessed. The vaccine rollouts have also been slower than expected in some regions. Nevertheless, there are more vaccines still in development, some of which have announced positive trial results, and governments are looking to adjust rollout plans to speed distribution.
The economic recovery moderated in late 2020, as a resurgence of infections triggered another tightening in restrictions. Although the slower pace is expected to persist into early 2021, pledges from central banks and governments to sustain the recovery with policy support are underpinning positive economic outlooks for the full year and beyond. In late December 2020, the U.S. government approved a $900 billion relief package, and Congress approved President Biden’s proposed $1.9 trillion stimulus plan on March 9, 2021.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® Index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shut-downs across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. For NUAG and NUSA, if all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
While most markets have recovered most of their losses, volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or wider immunity across populations). The situation remains fluid, given production and logistical challenges with rolling out the vaccine as well as public trust in it, and the potential for more harmful variants of the virus. The distribution of vaccines has narrowed the range of outcomes for the course of the pandemic, but there is still uncertainty in the timing of a full recovery.
Nuveen Fund Advisors, LLC, and the portfolio management teams are monitoring the situation carefully and managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield U.S. Broad Bond Index (the “NUAG Enhanced Index”). The NUAG Enhanced Index is designed to broadly capture the U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUAG Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUAG Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUAG Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets, exclusive of collateral held from securities lending, in component securities of the NUAG Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUAG Enhanced Index rebalances.
During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUAG Enhanced Index. As of January 31, 2021, the Fund’s net assets were invested in 37.1% securitized debt, 24.2% corporate debt, 26.7% U.S. Treasuries and 6.3% government-related debt.
How did the Fund perform during the six-month reporting period ended January 31, 2021?
The table in the Fund Performance and Expense Ratios section of this report provides the Fund’s total return performance at net asset value (NAV) for the period ended January 31, 2021. The Fund’s total returns at NAV are compared with the performance of the NUAG Enhanced Index, which the Fund is designed to track. The Fund’s total return underperformed the NUAG Enhanced Index during the reporting period. The relative underperformance is mainly attributable to the representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the NUAG Enhanced Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index, transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUAG Enhanced Index. The NUAG Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
U.S. bond market performance was mixed against a backdrop of rising interest rates and credit spread recovery during the reporting period. While Federal Reserve policy kept short-term rates anchored, anticipation of stronger economic growth in the coming year drove longer-term rates higher, steepening the yield curve. Yields on the 1-year U.S. Treasury were little changed, ending January 2021 at 0.09%, down slightly from 0.12% at the end of July 2020. Over the same period, the 5-year yield rose to 0.42% from 0.21%, the 10-year yield increased to 1.06% from 0.54%, and the 30-year yield was at 1.83%, up from 1.20%. Longer-maturity bonds generally underperformed due to the larger increase in yields at the longer end of the yield curve.
Spread sectors, including corporate bonds and securitized debt, outperformed government bonds, as credit spreads continued to recover from the COVID-19 crisis sell-off seen in the first quarter of 2020. The economy was more resilient than expected with the support of fiscal and monetary policy, additional stimulus was expected after President Biden was elected, and vaccine distribution bolstered growth expectations for 2021. High yield corporate bonds delivered positive performance and were among the best performing fixed income segments in this reporting period, given their higher income and lower sensitivity to interest rate movements. Investment grade corporate bond performance, however, was relatively flat. In the securitized debt market, residential mortgage-backed securities (MBS) remained supported by a strong housing market but concerns about retail shopping centers and hotels weighed on commercial MBS. Asset-backed securities (ABS) also benefited from further spread tightening, but some ABS sub-sectors continued to lag due to COVID-19 crisis related impacts. Tax-exempt municipal bonds also showed positive performance in the reporting period, buoyed by better than expected municipal credit fundamentals and the hope that additional fiscal stimulus and a broader economic recovery would help support state and local governments.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, seeking to track the investment results, before fees and expenses, of the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (the “NUSA Enhanced Index”). The NUSA Enhanced Index is designed to broadly capture the 1-5 year U.S. investment grade fixed income market and uses a rules-based weighting methodology that seeks to enhance yield while maintaining comparable risk. The NUSA Enhanced Index is primarily comprised of U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The Fund generally invests in a sample of the securities in the NUSA Enhanced Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the NUSA Enhanced Index. Under normal market conditions, the Fund invests at least 80% of its assets and the amount of any borrowings for investment purposes in component securities of the NUSA Enhanced Index. The Fund rebalances its holdings monthly in response to the monthly NUSA Enhanced Index rebalances.
During the reporting period, the Fund has remained fully invested within its allocation targets to track the NUSA Enhanced Index. As of January 31, 2021, the Fund’s net assets were invested in 41.8% corporate debt, 30.9% securitized debt and 26.1% U.S. Treasuries.
How did the Fund perform during the six-month reporting period ended January 31, 2021?
The table in the Fund Performance and Expense Ratios section of this report provides the Fund’s total return performance at net asset value (NAV) for the period ended January 31, 2021. The Fund’s total returns at NAV are compared with the performance of the NUSA Enhanced Index, which the Fund is designed to track. The Fund’s total return underperformed the NUSA Enhanced Index during the reporting period. The relative underperformance is mainly attributable to the representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the NUSA Enhanced Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index, transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUSA Enhanced Index. The NUSA Enhanced Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
U.S. bond market performance was mixed against a backdrop of rising interest rates and credit spread recovery during the reporting period. While Federal Reserve policy kept short-term rates anchored, anticipation of stronger economic growth in the coming year drove longer-term rates higher, steepening the yield curve. Yields on the 1-year U.S. Treasury were little changed, ending January 2021 at 0.09%, down slightly from 0.12% at the end of July 2020. Over the same period, the 5-year yield rose to 0.42% from 0.21%, the 10-year yield increased to 1.06% from 0.54%, and the 30-year yield was at 1.83%, up from 1.20%. Longer-maturity bonds generally underperformed due to the larger increase in yields at the longer end of the yield curve.
Spread sectors, including corporate bonds and securitized debt, outperformed government bonds, as credit spreads continued to recover from the COVID-19 crisis sell-off seen in the first quarter of 2020. The economy was more resilient than expected with the support of fiscal and monetary policy, additional stimulus was expected after President Biden was elected, and vaccine distribution bolstered growth expectations for 2021. High yield corporate bonds delivered positive performance and were among the best performing fixed income segments in this reporting period, given their higher income and lower sensitivity to interest rate movements. Investment grade corporate bond performance, however, was relatively flat. In the securitized debt market, residential mortgage-

Portfolio Managers’ Comments (continued)
backed securities (MBS) remained supported by a strong housing market but concerns about retail shopping centers and hotels weighed on commercial MBS. Asset-backed securities (ABS) also benefited from further spread tightening, but some ABS sub-sectors continued to lag due to the COVID-19 crisis related impacts. Tax-exempt municipal bonds also showed positive performance in the reporting period, buoyed by better than expected municipal credit fundamentals and the hope that additional fiscal stimulus and a broader economic recovery would help support state and local governments.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. dollar-denominated, high yield, fixed-rate corporate bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index (“the NUHY Select Index”). The NUHY Select Index is composed of U.S. dollar-denominated below investment grade corporate bonds with above average liquidity that satisfy certain ESG and low-carbon criteria. Below investment grade bonds are commonly referred to as “high yield” or “junk” bonds. The NUHY Select Index selects from the securities included in the Bloomberg Barclays U.S. High Yield Very Liquid Index (the “Base Index”), which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUHY Select Index. To the extent the NUHY Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUHY Select Index. The Fund rebalances its holdings monthly in response to the monthly NUHY Select Index rebalances.
During the reporting period, the Fund worked to fully invest within its allocation targets to track the NUHY Select Index. As of January 31, 2021, the Fund’s net assets were invested in the following corporate bond sectors: 89.6% industrials, 7.2% financial institutions and 1.1% utilities and 1.6% government agency debt.
How did the Fund perform during the six-month reporting period ended January 31, 2021?
The table in the Fund Performance and Expense Ratios section of this report provides the Fund’s total return performance at net asset value (NAV) for the period ended January 31, 2021. The Fund’s total returns at NAV are compared with the performance of the NUHY Select Index, which the Fund is designed to track. The Fund’s total return trailed the NUHY Select Index during the reporting period. The relative underperformance is mainly attributable to the transaction costs related to the Fund’s acquisition of portfolio securities, as well as fees and expenses incurred by the Fund that are not incurred by the NUHY Select Index. The NUHY Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index.
U.S. bond market performance was mixed against a backdrop of rising interest rates and credit spread recovery in the reporting period. While Federal Reserve policy kept short-term rates anchored, anticipation of stronger economic growth in 2021 drove longer-term rates higher, steepening the yield curve. Yields on the 1-year U.S. Treasury were little changed, ending January 2021 at 0.09%, down slightly from 0.12% at the end of July 2020. Over the same period, the 5-year yield rose to 0.42% from 0.21%, the 10-year yield increased to 1.06% from 0.54%, and the 30-year yield was at 1.83%, up from 1.20%. Longer-maturity bonds generally underperformed due to the larger increase in yields at the longer end of the yield curve.
Spread sectors, including corporate bonds and securitized debt, outperformed government bonds, as credit spreads continued to recover from the COVID-19 crisis sell-off seen in the first quarter of 2020. The economy was more resilient than expected with the support of fiscal and monetary policy, additional stimulus was expected after President Biden was elected, and vaccine distribution bolstered growth expectations for 2021. High yield corporate bonds delivered positive performance and were among the best performing fixed income segments in this reporting period, given their higher income and lower sensitivity to interest rate movements. Investment grade corporate bond performance, however, was relatively flat. In the securitized debt market, residential mortgage-backed securities (MBS) remained supported by a strong housing market but concerns about retail shopping centers and hotels weighed on commercial MBS. Asset-backed securities (ABS) also benefited from further spread tightening, but some ABS sub-sectors continued to lag due to the COVID-19 crisis related impacts. Tax-exempt municipal bonds also showed positive performance in the reporting period, buoyed by better than expected municipal credit fundamentals and the hope that additional fiscal stimulus and a broader economic recovery would help support state and local governments.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
What key strategies were used to manage the Fund during the six-month reporting period and how did these strategies influence performance?
The Fund employs a passive management (or “indexing”) approach, investing in a diversified portfolio of U.S. investment grade bonds that satisfy certain environmental, social and governance (“ESG”) criteria. The Fund seeks to track the investment results, before fees and expenses, of the Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index (“the NUBD Select Index”). The NUBD Select Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. corporations that are publicly offered for sale in the U.S. The NUBD Select Index selects from the securities included in the Bloomberg Barclays U.S. Aggregate Bond Index (the “Base Index”), which is designed to broadly capture the U.S. investment grade, taxable fixed income market. Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in component securities of the NUBD Select Index. To the extent the NUBD Select Index concentrates (i.e., holds 25% or more of its total assets) in the securities of companies in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the NUBD Select Index. The Fund rebalances its holdings monthly in response to the monthly NUBD Select Index rebalances.
During the reporting period, the Fund remained fully invested within its allocation targets to track the NUBD Select Index. As of January 31, 2021, the Fund’s net assets were invested in 36.7% U.S. Treasuries, 29.4% securitized debt, 26.9% corporate debt and 6.2% government-related debt.
How did the Fund perform during the six-month reporting period ended January 31, 2021?
The table in the Fund Performance and Expense Ratios section of this report provides the Fund’s total return performance at net asset value (NAV) for the period ended January 31, 2021. The Fund’s total returns at NAV are compared with the performance of the NUBD Select Index, which the Fund is designed to track. The Fund’s total return underperformed the NUBD Select Index during the reporting period. The relative underperformance is mainly attributable to the representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the NUBD Select Index, which leads the Fund to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Index, transaction costs related to the Fund’s acquisition of portfolio securities, and the fees and expenses incurred by the Fund that are not incurred by the NUBD Select Index. The NUBD Select Index is unmanaged and therefore its returns do not reflect any fees or expenses, which would detract from its performance. You cannot invest directly in an index..
U.S. bond market performance was mixed against a backdrop of rising interest rates and credit spread recovery in the reporting period. While Federal Reserve policy kept short-term rates anchored, anticipation of stronger economic growth in 2021 drove longer-term rates higher, steepening the yield curve. Yields on the 1-year U.S. Treasury were little changed, ending January 2021 at 0.09%, down slightly from 0.12% at the end of July 2020. Over the same period, the 5-year yield rose to 0.42% from 0.21%, the 10-year yield increased to 1.06% from 0.54%, and the 30-year yield was at 1.83%, up from 1.20%. Longer-maturity bonds generally underperformed due to the larger increase in yields at the longer end of the yield curve.
Spread sectors, including corporate bonds and securitized debt, outperformed government bonds, as credit spreads continued to recover from the COVID-19 crisis sell-off seen in the first quarter of 2020. The economy was more resilient than expected with the support of fiscal and monetary policy, additional stimulus was expected after President Biden was elected, and vaccine distribution bolstered growth expectations for 2021. High yield corporate bonds delivered positive performance and were among the best performing fixed income segments in this reporting period, given their higher income and lower sensitivity to interest rate movements.

Portfolio Managers’ Comments (continued)
Investment grade corporate bond performance, however, was relatively flat. In the securitized debt market, residential mortgage-backed securities (MBS) remained supported by a strong housing market but concerns about retail shopping centers and hotels weighed on commercial MBS. Asset-backed securities (ABS) also benefited from further spread tightening, but some ABS sub-sectors continued to lag due to CVID-19 crisis related impacts. Tax-exempt municipal bonds also showed positive performance in the reporting period, buoyed by better than expected municipal credit fundamentals and the hope that additional fiscal stimulus and a broader economic recovery would help support state and local governments.

Risk Considerations and Dividend Information
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. This is no guarantee the Fund's investment objective will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. Credit Risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. These and other risk considerations are described in detail in the Fund's prospectus.
Nuveen ESG High Yield Corporate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk; as interest rates rise, bond prices fall. These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF
Investing involves risk; principal loss is possible. There is no guarantee the Fund's investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don't use these criteria. Interest rate risk occurs when interest rates rise causing bond prices to fall. Credit risk arises from an issuer's credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund's prospectus.
Dividend Information
Each Fund seeks to pay monthly dividends out of its net investment income. Monthly distributions are not expected to be a level amount from period-to-period. Each Fund will, over time, pay all its net investment income as dividends to shareholders.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund's monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund's dividends for the reporting period are presented in this report's Financial Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUDB as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance and Expense Ratios
The Fund Performance and Expense Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses.

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of January 31, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUAG at NAV	9/14/16	(0.78)%	4.55%	3.79%	0.20%
NUAG at Market Price	9/14/16	(0.56)%	4.55%	3.82%	0.20%
ICE BofA Enhanced Yield U.S. Broad Bond Index	-	(0.39)%	4.08%	4.13%	-
ICE BofA U.S. Broad Market Index	-	(1.03)%	4.60%	3.73%	-

Fund Performance and Expense Ratios (continued)
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of January 31, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUSA at NAV	3/31/17	0.83%	4.10%	3.33%	0.20%
NUSA at Market Price	3/31/17	0.63%	4.06%	3.35%	0.20%
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index	-	1.17%	4.20%	3.61%	-
ICE BofA 1-5 Year U.S. Broad Market Index	-	0.50%	3.49%	3.04%	-

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of January 31, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUHY at NAV	9/25/19	4.33%	4.13%	4.56%	0.35%
NUHY at Market Price	9/25/19	3.56%	4.44%	4.91%	0.35%
Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index	-	4.42%	3.98%	4.78%	-
Bloomberg Barclays U.S. High Yield Very Liquid Index	-	5.68%	6.21%	6.35%	-

Fund Performance and Expense Ratios (continued)
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratio
	Total Returns as of January 31, 2021
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUBD at NAV	9/29/17	(1.61)%	4.50%	4.43%	0.20%
NUBD at Market Price	9/29/17	(1.48)%	4.63%	4.53%	0.20%
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index	-	(1.09)%	4.82%	4.67%	-
Bloomberg Barclays U.S. Aggregate Bond Index	-	(0.91)%	4.72%	4.69%	-

Yields    as of January 31, 2021
Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)

Dividend Rate	2.45%
SEC 30-Day Yield	1.24%
Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)

Dividend Rate	2.08%
SEC 30-Day Yield	0.57%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)

Dividend Rate	4.48%
SEC 30-Day Yield	3.21%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)

Dividend Rate	1.91%
SEC 30-Day Yield	0.93%

Holding Summaries    as of January 31, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
Each Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG and NUSA, if all three of Moody's S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUHY and NUBD, if all three of Moody's S&P, and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities are included in the U.S. Treasury/Agency category.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Fund Allocation (% of net assets)
Securitized	37.1%
U.S. Treasury	26.7%
Corporate Debt	24.2%
Government Related - Long-Term	6.3%
U.S. Government and Agency Obligations	5.1%
Other Assets Less Liabilities	0.6%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	63.4%
Financials	15.1%
Utility	21.5%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	68.4%
AAA	1.3%
AA	1.4%
A	1.9%
BBB	26.9%
N/R (not rated)	0.1%
Total	100%

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Fund Allocation (% of net assets)
Corporate Debt	41.8%
Securitized	30.9%
U.S. Treasury	26.1%
U.S. Government and Agency Obligations	1.1%
Other Assets Less Liabilities	0.1%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	25.7%
Financials	45.9%
Utility	28.4%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	43.3%
AAA	12.8%
AA	2.1%
A	14.7%
BBB	27.1%
Total	100%

Holding Summaries    as of January 31, 2021 (continued)
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Fund Allocation (% of net assets)
Corporate Debt	97.9%
Investments Purchased with Collateral from Securities Lending	0.7%
U.S. Government and Agency Obligations	1.6%
Other Assets Less Liabilities	(0.2)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	91.5%
Financials	7.4%
Utility	1.1%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	1.6%
BBB	4.7%
BB or Lower	93.7%
Total	100%

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Fund Allocation (% of net assets)
U.S. Treasury	36.7%
Securitized	29.4%
Corporate Debt	26.9%
Government Related - Long-Term	6.2%
Investments Purchased with Collateral from Securities Lending	0.1%
U.S. Government and Agency Obligations	1.8%
Other Assets Less Liabilities	(1.1)%
Net Assets	100%
Corporate Debt: Industries (% of total corporate debt holdings)
Industrial	61.3%
Financials	30.8%
Utility	7.9%
Total	100%
Portfolio Credit Quality (% of total investments)
U.S. Treasury/Agency	65.1%
AAA	6.2%
AA	3.3%
A	13.1%
BBB	12.3%
Total	100%

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2021.
The beginning of the period is August 1, 2020.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 992.20
Expenses Incurred During Period	$ 1.00
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,008.30
Expenses Incurred During Period	$ 1.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,043.30
Expenses Incurred During Period	$ 1.80
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.44
Expenses Incurred During the Period	$ 1.79
Expenses are equal to the Fund's annualized net expense ratio of 0.35% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$ 983.90
Expenses Incurred During Period	$ 1.00
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,024.20
Expenses Incurred During the Period	$ 1.02
Expenses are equal to the Fund's annualized net expense ratio of 0.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 94.3%
	SECURITIZED – 37.1%
$ 560	Citigroup Commercial Mortgage Trust 2016-GC37	3.576%	4/10/49	Aa2	$616,401
250	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	Aa1	271,040
445	COMM 2015-LC23 Mortgage Trust	3.774%	10/10/48	Aaa	494,143
500	Csail 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	Aa2	528,780
774	Fannie Mae Pool AL9125	4.000%	10/01/43	N/R	850,301
356	Fannie Mae Pool AS6302	3.500%	12/01/45	N/R	384,151
516	Fannie Mae Pool AX4887	4.000%	12/01/44	N/R	571,177
45	Fannie Mae Pool MA1489	3.000%	7/01/43	Aaa	48,672
446	Fannie Mae Pool MA2929	3.500%	3/01/47	Aaa	478,360
497	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	531,095
169	Fannie Mae Pool MA3211	4.000%	12/01/47	Aaa	181,851
294	Fannie Mae Pool MA3239	4.000%	1/01/48	Aaa	317,862
415	Fannie Mae Pool MA3276	3.500%	2/01/48	Aaa	443,662
102	Fannie Mae Pool MA3277	4.000%	2/01/48	N/R	110,178
212	Fannie Mae Pool MA3305	3.500%	3/01/48	N/R	225,811
70	Fannie Mae Pool MA3306	4.000%	3/01/48	N/R	75,424
220	Fannie Mae Pool MA3332	3.500%	4/01/48	Aaa	234,566
134	Fannie Mae Pool MA3383	3.500%	6/01/48	Aaa	143,003
138	Fannie Mae Pool MA3467	4.000%	9/01/48	Aaa	148,490
160	Fannie Mae Pool MA3663	3.500%	5/01/49	Aaa	170,092
212	Fannie Mae Pool MA3744	3.000%	8/01/49	N/R	222,986
235	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	246,790
304	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	320,102
905	Fannie Mae Pool MA3960	3.000%	3/01/50	N/R	951,289
1,980	Fannie Mae Pool MA3990	2.500%	4/01/50	N/R	2,084,244
4,493	Fannie Mae Pool MA4078	2.500%	7/01/50	N/R	4,729,652
959	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	989,173
993	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	1,024,920
499	Fannie Mae Pool MA4237	2.000%	1/01/51	N/R	514,524
54,850	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	56,591,086
1,400	Fannie Mae Pool MA4256, (WI/DD)	2.500%	2/01/51	N/R	1,473,868
403	Freddie Mac Gold Pool G08797	4.000%	1/01/48	N/R	434,166
181	Freddie Mac Gold Pool G08800	3.500%	2/01/48	N/R	193,647
2,246	Freddie Mac Pool SD8080	2.000%	6/01/50	N/R	2,318,133
37	Ginnie Mae II Pool MA2149	4.000%	8/20/44	N/R	40,734
414	Ginnie Mae II Pool MA3310	3.500%	12/20/45	Aaa	445,474

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 122	Ginnie Mae II Pool MA3311	4.000%	12/20/45	Aaa	$133,998
145	Ginnie Mae II Pool MA3874	3.500%	8/20/46	Aaa	156,219
93	Ginnie Mae II Pool MA3937	3.500%	9/20/46	Aaa	99,868
217	Ginnie Mae II Pool MA4900	3.500%	12/20/47	Aaa	232,377
172	Ginnie Mae II Pool MA4962	3.500%	1/20/48	Aaa	184,285
197	Ginnie Mae II Pool MA5875	3.500%	4/20/49	Aaa	208,856
314	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	330,286
327	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	342,687
346	Ginnie Mae II Pool MA6474	3.000%	2/20/50	N/R	362,451
1,427	Ginnie Mae II Pool MA6599	3.000%	4/20/50	N/R	1,496,110
1,876	Ginnie Mae II Pool MA6711	3.500%	6/20/50	N/R	1,987,870
1,961	Ginnie Mae II Pool MA6819	2.500%	8/20/50	N/R	2,063,291
2,687	Ginnie Mae II Pool MA6865	2.500%	9/20/50	N/R	2,827,268
964	Ginnie Mae II Pool MA6994	2.000%	11/20/50	N/R	1,001,126
25,150	Ginnie Mae II Pool MA7135	2.000%	1/20/51	N/R	26,102,705
230	GS Mortgage Securities Trust 2013-GC16	5.161%	11/10/46	Aa1	249,035
233	GS Mortgage Securities Trust 2016-GS4	3.178%	11/10/49	Aaa	250,645
349	SoFi Professional Loan Program 2017-E LLC, 144A	2.720%	11/26/40	AAA	355,583
250	Verizon Owner Trust 2019-C	2.060%	4/22/24	AA	257,832
250	Wells Fargo Commercial Mortgage Trust 2014-LC16	4.020%	8/15/50	Aaa	265,474
$ 113,724	Total Securitized (cost $117,487,006)				118,313,813

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.7%
$ 4,967	United States Treasury Note/Bond	2.625%	7/15/21	AAA	$5,024,237
4,856	United States Treasury Note/Bond	2.000%	12/31/21	AAA	4,940,221
1,838	United States Treasury Note/Bond	1.750%	6/15/22	AAA	1,878,996
8,959	United States Treasury Note/Bond	0.125%	7/31/22	AAA	8,960,750
153	United States Treasury Note/Bond	1.375%	10/15/22	AAA	156,251
1,357	United States Treasury Note/Bond	0.125%	11/30/22	AAA	1,357,265
25,000	United States Treasury Note/Bond	0.125%	12/31/22	Aaa	25,001,953
1,706	United States Treasury Note/Bond	1.250%	2/28/25	AAA	1,761,312
873	United States Treasury Note/Bond	0.375%	4/30/25	AAA	874,193
11,739	United States Treasury Note/Bond	0.250%	9/30/25	AAA	11,657,377
3,884	United States Treasury Note/Bond	0.250%	10/31/25	AAA	3,854,567
1,358	United States Treasury Note/Bond	3.125%	11/15/28	AAA	1,588,860
628	United States Treasury Note/Bond	2.375%	5/15/29	AAA	700,465
749	United States Treasury Note/Bond	1.625%	8/15/29	AAA	790,341
4,572	United States Treasury Note/Bond	0.625%	5/15/30	AAA	4,399,836
1,605	United States Treasury Note/Bond	3.500%	2/15/39	AAA	2,109,948
2,694	United States Treasury Note/Bond	1.375%	11/15/40	AAA	2,560,563

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 2,664	United States Treasury Note/Bond	2.750%	8/15/42	AAA	$3,176,404
25	United States Treasury Note/Bond	2.250%	8/15/49	AAA	27,333
372	United States Treasury Note/Bond	2.000%	2/15/50	AAA	385,412
1,721	United States Treasury Note/Bond	1.250%	5/15/50	AAA	1,482,749
2,801	United States Treasury Note/Bond	1.375%	8/15/50	AAA	2,493,328
$ 84,521	Total U.S. Treasury (cost $85,429,173)				85,182,361

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 24.2%
	Financials – 3.7%
$ 110	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/03/26	BBB-	$122,108
30	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	BBB-	32,170
22	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	BBB-	23,656
22	Aetna Inc	4.500%	5/15/42	BBB	26,466
23	Air Lease Corp	3.875%	7/03/23	BBB	24,611
30	Air Lease Corp	3.625%	4/01/27	BBB	32,565
200	Air Lease Corp	3.250%	10/01/29	BBB	209,921
10	Air Lease Corp	3.000%	2/01/30	BBB	10,167
10	Aircastle Ltd	5.000%	4/01/23	BBB-	10,747
10	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	11,314
183	Alexandria Real Estate Equities Inc	1.875%	2/01/33	BBB+	178,318
275	American International Group Inc	4.200%	4/01/28	BBB+	321,915
28	Anthem Inc	4.625%	5/15/42	BBB+	35,410
145	Anthem Inc	3.700%	9/15/49	BBB+	166,587
226	Aon Corp	3.750%	5/02/29	BBB+	260,302
22	Arch Capital Group US Inc	5.144%	11/01/43	BBB+	28,746
22	Athene Holding Ltd	6.150%	4/03/30	BBB	27,370
27	AXIS Specialty Finance PLC	4.000%	12/06/27	BBB+	30,404
385	Bank of America Corp	4.183%	11/25/27	BBB+	440,918
11	Bank of America Corp	4.443%	1/20/48	A	13,952
11	BankUnited Inc	5.125%	6/11/30	Baa3	12,773
40	Barclays Bank PLC	3.750%	5/15/24	A+	44,066
33	Barclays PLC	3.932%	5/07/25	BBB+	36,057
74	Barclays PLC	4.972%	5/16/29	BBB+	88,028
666	Barclays PLC	5.088%	6/20/30	BBB-	782,052
122	Boston Properties LP	3.400%	6/21/29	BBB+	134,911
119	Boston Properties LP	2.900%	3/15/30	BBB+	125,959
318	Brighthouse Financial Inc	5.625%	5/15/30	BBB	389,100
212	Brixmor Operating Partnership LP	4.125%	5/15/29	BBB-	242,410
328	Capital One Financial Corp	3.800%	1/31/28	BBB+	373,524
200	Citigroup Inc	1.122%	1/28/27	A-	199,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 141	Citigroup Inc	4.450%	9/29/27	BBB	$164,246
143	Citigroup Inc	4.125%	7/25/28	BBB	163,987
145	Citigroup Inc	4.750%	5/18/46	BBB	187,076
221	Citizens Financial Group Inc	2.500%	2/06/30	BBB+	232,705
32	CNA Financial Corp	3.900%	5/01/29	BBB+	37,324
40	Cooperatieve Rabobank UA	3.750%	7/21/26	BBB+	45,055
35	Credit Suisse Group AG	4.875%	5/15/45	BBB+	46,919
17	Digital Realty Trust LP	4.450%	7/15/28	BBB	20,205
100	Digital Realty Trust LP	3.600%	7/01/29	BBB	112,969
259	Discover Bank	4.650%	9/13/28	BBB	306,267
100	Duke Realty LP	1.750%	7/01/30	BBB+	99,783
11	Duke Realty LP	3.050%	3/01/50	BBB+	11,341
218	Equitable Holdings Inc	5.000%	4/20/48	BBB	279,773
110	Essex Portfolio LP	1.650%	1/15/31	BBB+	106,964
4	Essex Portfolio LP	2.650%	3/15/32	BBB+	4,203
11	Essex Portfolio LP	4.500%	3/15/48	BBB+	13,684
11	Essex Portfolio LP	2.650%	9/01/50	BBB+	10,023
22	Fairfax Financial Holdings Ltd	4.625%	4/29/30	BBB-	24,486
218	Fifth Third Bancorp	3.950%	3/14/28	BBB+	255,685
113	GATX Corp	4.550%	11/07/28	BBB	135,296
35	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	40,918
20	Goldman Sachs Group Inc	3.750%	2/25/26	A-	22,533
26	Goldman Sachs Group Inc	3.500%	11/16/26	A-	28,916
18	Goldman Sachs Group Inc	6.450%	5/01/36	BBB	25,605
109	Hartford Financial Services Group Inc	6.100%	10/01/41	BBB+	158,103
18	Healthcare Realty Trust Inc	3.625%	1/15/28	BBB	20,111
100	Healthcare Trust of America Holdings LP	3.100%	2/15/30	BBB	108,044
127	Healthpeak Properties Inc	3.000%	1/15/30	BBB+	137,975
5	Highwoods Realty LP	3.050%	2/15/30	BBB	5,249
246	HSBC Holdings PLC	7.625%	5/17/32	BBB+	357,108
30	Humana Inc	3.850%	10/01/24	BBB	33,121
15	Huntington Bancshares Inc/OH	4.000%	5/15/25	BBB+	16,963
226	Jefferies Financial Group Inc	5.500%	10/18/23	BBB	247,464
4	JPMorgan Chase & Co	3.702%	5/06/30	A	4,566
40	KeyBank NA/Cleveland OH	3.400%	5/20/26	BBB+	44,561
4	KeyCorp	4.100%	4/30/28	BBB+	4,724
22	Kimco Realty Corp	4.250%	4/01/45	BBB+	25,225
321	Lazard Group LLC	4.500%	9/19/28	BBB	380,409
28	Lincoln National Corp	4.200%	3/15/22	BBB+	29,231
60	Lincoln National Corp	3.625%	12/12/26	BBB+	68,056
22	Lincoln National Corp	6.300%	10/09/37	BBB+	29,863

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 12	Lloyds Banking Group PLC	2.438%	2/05/26	A-	$12,621
44	Lloyds Banking Group PLC	5.300%	12/01/45	BBB+	58,517
12	Manulife Financial Corp	4.061%	2/24/32	BBB+	13,255
27	Markel Corp	5.000%	5/20/49	BBB	36,193
11	Mid-America Apartments LP	2.750%	3/15/30	BBB+	11,760
111	Morgan Stanley	4.350%	9/08/26	BBB+	129,130
122	Morgan Stanley	4.457%	4/22/39	A	153,267
22	National Retail Properties Inc	4.800%	10/15/48	BBB+	27,255
388	Natwest Group PLC	4.892%	5/18/29	BBB+	459,489
44	Nomura Holdings Inc	2.679%	7/16/30	BBB+	46,012
22	Omega Healthcare Investors Inc	4.750%	1/15/28	BBB-	24,992
26	Physicians Realty LP	3.950%	1/15/28	BBB-	28,172
324	Prudential Financial Inc	5.375%	5/15/45	BBB+	357,119
34	Raymond James Financial Inc	3.625%	9/15/26	BBB+	38,992
8	Realty Income Corp	3.650%	1/15/28	A-	9,053
17	Regency Centers LP	4.400%	2/01/47	BBB+	19,342
18	Reinsurance Group of America Inc	4.700%	9/15/23	BBB+	19,836
29	Sabra Health Care LP	4.800%	6/01/24	BBB-	31,447
28	Santander Holdings USA Inc	3.244%	10/05/26	BBB	30,366
100	SVB Financial Group	1.800%	2/02/31	N/R	98,574
33	Synchrony Financial	3.950%	12/01/27	BBB-	36,839
25	UDR Inc	3.000%	8/15/31	BBB+	27,074
100	UDR Inc	2.100%	8/01/32	BBB+	99,687
29	UnitedHealth Group Inc	3.850%	6/15/28	A	33,908
13	Unum Group	4.500%	12/15/49	BBB-	13,981
9	Ventas Realty LP	4.400%	1/15/29	BBB+	10,437
22	Ventas Realty LP	4.750%	11/15/30	BBB+	26,370
26	VEREIT Operating Partnership LP	4.875%	6/01/26	BBB-	30,582
100	VEREIT Operating Partnership LP	2.200%	6/15/28	BBB-	102,204
11	W R Berkley Corp	4.000%	5/12/50	BBB+	13,106
131	Wachovia Corp	5.500%	8/01/35	BBB+	171,078
111	Wells Fargo & Co	7.950%	11/15/29	BBB	151,719
123	Wells Fargo & Co	4.750%	12/07/46	BBB+	155,509
315	Welltower Inc	4.250%	4/15/28	BBB+	365,153
251	Westpac Banking Corp	4.110%	7/24/34	BBB+	281,849
31	Willis North America Inc	4.500%	9/15/28	BBB	36,770
10,070	Total Financials				11,644,796
	Industrial – 15.3%
20	AbbVie Inc	3.850%	6/15/24	BBB	21,977
17	AbbVie Inc	3.600%	5/14/25	BBB	18,842

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 324	AbbVie Inc	4.050%	11/21/39	BBB	$377,204
328	AbbVie Inc	4.625%	10/01/42	BBB	404,671
318	AbbVie Inc	4.700%	5/14/45	BBB	399,652
12	Altria Group Inc	3.400%	5/06/30	BBB+	13,161
363	Altria Group Inc	5.800%	2/14/39	BBB+	470,748
6	Altria Group Inc	5.950%	2/14/49	BBB+	8,141
221	American Tower Corp	3.800%	8/15/29	BBB	250,714
318	American Tower Corp	2.100%	6/15/30	BBB	319,700
318	Amgen Inc	3.150%	2/21/40	BBB+	336,043
17	Amgen Inc	5.150%	11/15/41	BBB+	22,984
319	Amgen Inc	4.563%	6/15/48	BBB+	410,935
258	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc	4.900%	2/01/46	BBB+	321,630
516	Anheuser-Busch InBev Worldwide Inc	4.000%	4/13/28	BBB+	597,409
378	Anheuser-Busch InBev Worldwide Inc	4.350%	6/01/40	BBB+	451,075
249	AstraZeneca PLC	4.000%	1/17/29	BBB+	292,784
19	AT&T Inc	4.350%	3/01/29	BBB+	22,286
395	AT&T Inc	2.750%	6/01/31	BBB+	412,257
300	AT&T Inc	4.850%	3/01/39	BBB+	361,732
321	AT&T Inc	5.150%	3/15/42	BBB+	396,309
147	AT&T Inc	4.900%	6/15/42	BBB+	176,842
247	AT&T Inc, 144A	3.500%	9/15/53	BBB+	237,251
260	AT&T Inc, 144A	3.550%	9/15/55	BBB+	247,378
269	AT&T Inc, 144A	3.800%	12/01/57	BBB+	266,549
213	AutoNation Inc	4.500%	10/01/25	BBB-	241,093
17	Barrick North America Finance LLC	5.700%	5/30/41	BBB	23,895
258	BAT Capital Corp	4.390%	8/15/37	BBB	284,381
264	BAT Capital Corp	4.758%	9/06/49	BBB	291,495
27	Baxter International Inc	3.500%	8/15/46	A-	29,717
316	Becton Dickinson and Co	4.685%	12/15/44	BBB-	400,776
30	Bell Canada Inc	4.464%	4/01/48	BBB+	37,832
17	Biogen Inc	5.200%	9/15/45	BBB+	22,754
250	Boeing Co	6.125%	2/15/33	BBB-	322,285
35	Boeing Co	3.300%	3/01/35	BBB-	34,254
378	Boeing Co	5.875%	2/15/40	BBB-	468,801
258	Boeing Co	5.705%	5/01/40	BBB-	326,568
212	BorgWarner Inc	4.375%	3/15/45	BBB+	240,448
210	Boston Scientific Corp	2.650%	6/01/30	BBB	222,084
274	Broadcom Corp / Broadcom Cayman Finance Ltd	3.500%	1/15/28	BBB-	298,770
378	Broadcom Inc	4.750%	4/15/29	BBB-	441,414
121	Canadian Natural Resources Ltd	5.850%	2/01/35	BBB	152,360
12	Canadian Natural Resources Ltd	6.750%	2/01/39	BBB	16,575

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 250	Canadian Pacific Railway Co	2.050%	3/05/30	BBB+	$257,902
214	Cardinal Health Inc	4.500%	11/15/44	BBB	242,450
21	Cardinal Health Inc	4.368%	6/15/47	BBB	23,743
248	Carrier Global Corp	2.722%	2/15/30	BBB-	262,090
28	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	BBB-	38,246
324	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/01/47	BBB-	392,823
321	Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	BBB-	466,796
63	Chevron USA Inc	3.900%	11/15/24	AA	70,343
11	Choice Hotels International Inc	3.700%	1/15/31	BBB-	11,962
245	Cigna Corp	4.500%	2/25/26	BBB+	284,912
258	Cigna Corp	4.900%	12/15/48	BBB+	342,435
10	Cimarex Energy Co	4.375%	6/01/24	BBB-	10,931
328	Conagra Brands Inc	5.300%	11/01/38	BBB-	430,391
11	Concho Resources Inc	2.400%	2/15/31	A-	11,407
318	Constellation Brands Inc	3.150%	8/01/29	BBB-	349,310
328	Corning Inc	3.900%	11/15/49	BBB+	383,328
35	Crown Castle International Corp	3.100%	11/15/29	BBB	37,939
222	Crown Castle International Corp	4.000%	11/15/49	BBB	248,061
11	Crown Castle International Corp	4.150%	7/01/50	BBB	12,733
212	CSX Corp	4.250%	3/15/29	BBB+	252,104
250	CSX Corp	3.800%	4/15/50	BBB+	294,377
393	CVS Health Corp	4.875%	7/20/35	BBB	495,186
368	CVS Health Corp	4.780%	3/25/38	BBB	454,336
7	Dell International LLC / EMC Corp, 144A	6.200%	7/15/30	BBB-	8,940
324	Dell International LLC / EMC Corp, 144A	8.350%	7/15/46	BBB-	480,938
100	Devon Energy Corp	7.950%	4/15/32	BBB-	140,679
17	Devon Energy Corp	5.600%	7/15/41	BBB-	20,322
14	Dignity Health	5.267%	11/01/64	BBB+	19,081
210	Discovery Communications LLC	4.900%	3/11/26	BBB-	245,647
323	Discovery Communications LLC, 144A	4.000%	9/15/55	BBB-	346,851
17	Dollar General Corp	4.125%	4/03/50	BBB	20,516
11	Dow Chemical Co	4.625%	10/01/44	BBB	13,530
221	Dow Chemical Co	4.800%	5/15/49	BBB	281,458
211	DuPont de Nemours Inc	5.319%	11/15/38	BBB+	279,996
222	Eaton Corp	4.150%	11/02/42	BBB+	271,149
6	Ecolab Inc	3.250%	12/01/27	A-	6,783
29	Electronic Arts Inc	4.800%	3/01/26	BBB+	34,149
12	Enable Midstream Partners LP	4.150%	9/15/29	BBB-	11,843

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 22	Enable Midstream Partners LP	5.000%	5/15/44	BBB-	$21,179
328	Energy Transfer Operating LP	5.800%	6/15/38	BBB-	369,329
210	Energy Transfer Operating LP	5.950%	10/01/43	BBB-	233,228
252	Energy Transfer Operating LP	6.125%	12/15/45	BBB-	282,584
216	Energy Transfer Operating LP	5.300%	4/15/47	BBB-	226,487
140	Enterprise Products Operating LLC	5.750%	3/01/35	BBB+	176,147
151	Enterprise Products Operating LLC	6.450%	9/01/40	BBB+	209,962
264	Enterprise Products Operating LLC	4.850%	8/15/42	BBB+	318,047
328	Equinix Inc	1.250%	7/15/25	BBB-	331,557
328	Expedia Group Inc	3.250%	2/15/30	BBB-	335,023
7	FedEx Corp	3.100%	8/05/29	BBB	7,681
27	FedEx Corp	3.900%	2/01/35	BBB	31,701
328	FedEx Corp	4.050%	2/15/48	BBB	371,693
17	Fidelity National Information Services Inc	4.500%	8/15/46	BBB	20,820
318	Fiserv Inc	4.400%	7/01/49	BBB	398,751
16	Fortive Corp	4.300%	6/15/46	BBB	19,333
318	Fox Corp	3.500%	4/08/30	BBB	357,747
244	General Electric Co	5.875%	1/14/38	BBB+	326,036
266	General Electric Co	4.250%	5/01/40	BBB+	303,000
316	General Mills Inc	2.875%	4/15/30	BBB	343,085
257	General Motors Co	6.600%	4/01/36	BBB-	354,005
498	Gilead Sciences Inc	4.750%	3/01/46	BBB+	639,553
212	Global Payments Inc	4.450%	6/01/28	BBB-	250,041
328	GLP Capital LP / GLP Financing II Inc	5.300%	1/15/29	BBB-	384,138
117	Grupo Televisa SAB	5.000%	5/13/45	BBB+	137,434
211	Halliburton Co	6.700%	9/15/38	BBB+	276,565
30	Halliburton Co	4.750%	8/01/43	BBB+	33,003
318	Hasbro Inc	3.900%	11/19/29	BBB-	355,101
225	HCA Inc	4.125%	6/15/29	BBB-	259,095
6	Helmerich & Payne Inc	4.650%	3/15/25	BBB+	6,701
219	Hess Corp	4.300%	4/01/27	BBB-	242,311
28	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	36,272
17	HP Inc	6.000%	9/15/41	BBB	21,724
321	International Paper Co	4.800%	6/15/44	BBB	414,847
227	International Paper Co	4.400%	8/15/47	BBB	286,459
10	Interpublic Group of Cos Inc	3.750%	2/15/23	BBB	10,645
221	J M Smucker Co	4.250%	3/15/35	BBB	265,699
34	Johnson Controls International plc	4.625%	7/02/44	BBB	43,437
6	Kansas City Southern	4.300%	5/15/43	BBB	7,047
318	Kellogg Co	2.100%	6/01/30	BBB	329,085
318	Keurig Dr Pepper Inc	3.200%	5/01/30	BBB	352,405

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 117	Kinder Morgan Energy Partners LP	6.375%	3/01/41	BBB	$151,376
34	Kinder Morgan Inc	4.300%	3/01/28	BBB	39,335
258	Kinder Morgan Inc	5.200%	3/01/48	BBB	314,847
6	Kroger Co	2.200%	5/01/30	BBB	6,211
250	Kroger Co	5.400%	1/15/49	BBB	351,195
324	Lowe's Cos Inc	3.650%	4/05/29	BBB+	370,567
318	Lowe's Cos Inc	4.500%	4/15/30	BBB+	387,079
32	LYB International Finance BV	4.875%	3/15/44	BBB	39,342
24	LYB International Finance III LLC	4.200%	10/15/49	BBB	27,095
22	Magellan Midstream Partners LP	4.200%	3/15/45	BBB+	23,047
12	Magellan Midstream Partners LP	4.250%	9/15/46	BBB+	13,321
11	Magellan Midstream Partners LP	3.950%	3/01/50	BBB+	11,683
211	Marathon Petroleum Corp	5.000%	9/15/54	BBB	236,743
27	Marriott International Inc/MD	4.500%	10/01/34	BBB-	30,326
16	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	16,955
135	McDonald's Corp	3.600%	7/01/30	BBB+	154,682
143	McDonald's Corp	4.700%	12/09/35	BBB+	182,468
151	McDonald's Corp	6.300%	10/15/37	BBB+	222,833
138	McDonald's Corp	4.875%	7/15/40	BBB+	179,265
17	Micron Technology Inc	5.327%	2/06/29	BBB-	20,979
20	Mosaic Co	4.050%	11/15/27	BBB-	22,641
29	MPLX LP	4.500%	7/15/23	BBB	31,404
328	MPLX LP	4.500%	4/15/38	BBB	366,649
15	Mylan Inc	4.550%	4/15/28	BBB-	17,765
178	Mylan Inc	5.400%	11/29/43	BBB-	232,947
30	NetApp Inc	2.700%	6/22/30	BBB	31,913
17	Newmont Corp	6.250%	10/01/39	BBB	25,266
318	Norfolk Southern Corp	4.800%	8/15/43	BBB+	382,264
221	Norfolk Southern Corp	4.150%	2/28/48	BBB+	268,466
272	Northrop Grumman Corp	4.400%	5/01/30	BBB	330,441
318	Nucor Corp, 144A	2.979%	12/15/55	BBB+	323,758
23	Nutrien Ltd	6.125%	1/15/41	BBB	32,684
328	NXP BV / NXP Funding LLC, 144A	5.550%	12/01/28	BBB-	408,275
17	Omnicom Group Inc	4.200%	6/01/30	BBB+	20,083
318	ONEOK Inc	4.550%	7/15/28	BBB	362,170
4	ONEOK Partners LP	6.650%	10/01/36	BBB	5,154
35	Orange SA	5.375%	1/13/42	BBB+	48,647
22	O'Reilly Automotive Inc	1.750%	3/15/31	BBB	21,615
225	Otis Worldwide Corp	3.112%	2/15/40	BBB	236,268
22	Owens Corning	4.300%	7/15/47	BBB-	25,834
33	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	42,305

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 328	PayPal Holdings Inc	3.250%	6/01/50	BBB+	$363,892
27	Phillips 66	5.875%	5/01/42	BBB+	36,472
14	Pioneer Natural Resources Co	4.450%	1/15/26	BBB	16,071
215	Plains All American Pipeline LP / PAA Finance Corp	3.800%	9/15/30	BBB-	227,121
29	Rayonier Inc	3.750%	4/01/22	BBB-	29,837
17	Raytheon Technologies Corp	6.125%	7/15/38	BBB+	24,382
320	Raytheon Technologies Corp	3.750%	11/01/46	BBB+	366,740
318	Raytheon Technologies Corp	4.625%	11/16/48	BBB+	411,621
14	RELX Capital Inc	3.000%	5/22/30	BBB+	15,258
323	Republic Services Inc	3.950%	5/15/28	BBB	374,885
246	Reynolds American Inc	5.700%	8/15/35	BBB	307,339
224	Rogers Communications Inc	5.000%	3/15/44	BBB+	294,727
318	Roper Technologies Inc	2.950%	9/15/29	BBB	346,182
14	RPM International Inc	4.250%	1/15/48	BBB-	14,900
221	Sabine Pass Liquefaction LLC	4.200%	3/15/28	BBB-	250,613
22	Sands China Ltd	5.400%	8/08/28	BBB-	25,322
213	Sherwin-Williams Co	2.300%	5/15/30	BBB	220,739
140	Southern Copper Corp	7.500%	7/27/35	BBB+	210,516
27	Southern Copper Corp	5.250%	11/08/42	BBB+	35,496
11	Southwest Airlines Co	3.450%	11/16/27	BBB+	11,935
326	Spectra Energy Partners LP	4.500%	3/15/45	BBB+	373,953
321	Starbucks Corp	3.550%	8/15/29	BBB+	367,088
11	Starbucks Corp	3.350%	3/12/50	BBB+	11,709
328	Stryker Corp	4.100%	4/01/43	BBB+	395,108
212	Suncor Energy Inc	6.800%	5/15/38	BBB+	295,257
216	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	BBB-	229,210
11	Suzano Austria GmbH	6.000%	1/15/29	BBB-	13,172
120	Suzano Austria GmbH	5.000%	1/15/30	BBB-	135,661
17	Sysco Corp	2.400%	2/15/30	BBB	17,482
12	Sysco Corp	4.450%	3/15/48	BBB	14,011
328	Sysco Corp	3.300%	2/15/50	BBB	330,548
15	Takeda Pharmaceutical Co Ltd	2.050%	3/31/30	BBB	15,122
44	Takeda Pharmaceutical Co Ltd	3.025%	7/09/40	BBB	45,331
17	Teck Resources Ltd	6.000%	8/15/40	BBB-	21,162
283	Telefonica Emisiones SA	4.665%	3/06/38	BBB-	336,184
60	Telefonica Emisiones SA	4.895%	3/06/48	BBB-	72,808
11	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	14,537
16	Textron Inc	3.000%	6/01/30	BBB	16,856
246	Thermo Fisher Scientific Inc	4.497%	3/25/30	BBB+	300,530
252	Time Warner Cable LLC	6.750%	6/15/39	BBB-	350,173
252	T-Mobile USA Inc, 144A	3.750%	4/15/27	BBB-	283,200

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 566	T-Mobile USA Inc, 144A	4.375%	4/15/40	BBB-	$662,803
264	Toledo Hospital	6.015%	11/15/48	BBB-	342,638
258	TransCanada PipeLines Ltd	4.100%	4/15/30	BBB+	299,178
122	TransCanada PipeLines Ltd	5.100%	3/15/49	BBB+	157,829
328	Transcontinental Gas Pipe Line Co LLC	3.250%	5/15/30	BBB	359,212
17	Tyson Foods Inc	5.150%	8/15/44	BBB	22,981
15	Tyson Foods Inc	5.100%	9/28/48	BBB	20,746
266	Union Pacific Corp	3.875%	2/01/55	BBB+	308,159
135	Union Pacific Corp, 144A	2.973%	9/16/62	BBB+	133,586
123	University of Southern California	3.226%	10/01/20	AA	122,124
264	Vale Overseas Ltd	6.250%	8/10/26	BBB-	324,060
211	Vale Overseas Ltd	6.875%	11/21/36	BBB-	302,374
18	Valero Energy Corp	3.650%	3/15/25	BBB	19,642
218	Valero Energy Corp	2.150%	9/15/27	BBB	220,341
22	Verizon Communications Inc	3.150%	3/22/30	BBB+	24,148
650	Verizon Communications Inc	4.812%	3/15/39	BBB+	823,132
496	Verizon Communications Inc	4.750%	11/01/41	BBB+	626,408
274	Verizon Communications Inc	4.862%	8/21/46	BBB+	353,982
30	Verizon Communications Inc	5.500%	3/16/47	BBB+	41,937
262	Verizon Communications Inc	4.000%	3/22/50	BBB+	301,740
18	ViacomCBS Inc	2.900%	1/15/27	BBB	19,598
328	ViacomCBS Inc	4.900%	8/15/44	BBB	402,158
6	ViacomCBS Inc	4.950%	5/19/50	BBB	7,583
218	Viatris Inc, 144A	3.850%	6/22/40	BBB-	240,186
318	VMware Inc	4.700%	5/15/30	BBB-	375,502
142	Vodafone Group PLC	4.375%	2/19/43	BBB	169,682
120	Vodafone Group PLC	4.875%	6/19/49	BBB	153,941
244	Walgreens Boots Alliance Inc	4.500%	11/18/34	Baa3	280,079
318	Waste Management Inc	4.100%	3/01/45	BBB+	383,483
264	Westlake Chemical Corp	5.000%	8/15/46	BBB	328,713
14	WestRock MWV LLC	7.950%	2/15/31	BBB	19,891
27	Weyerhaeuser Co	4.000%	4/15/30	BBB	31,448
34	Williams Cos Inc	3.750%	6/15/27	BBB	38,562
26	Zimmer Biomet Holdings Inc	5.750%	11/30/39	BBB	35,003
15	Zoetis Inc	2.000%	5/15/30	BBB	15,195
7	Zoetis Inc	4.700%	2/01/43	BBB	9,270
41,216	Total Industrial				48,854,782
	Utility – 5.2%
364	AEP Texas Inc	3.800%	10/01/47	BBB+	409,147
257	Alabama Power Co	5.200%	6/01/41	A+	343,516

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 27	Ameren Illinois Co	4.150%	3/15/46	A	$33,233
154	American Water Capital Corp	4.300%	12/01/42	A-	193,008
111	Appalachian Power Co	4.400%	5/15/44	A-	134,709
320	Black Hills Corp	3.150%	1/15/27	BBB+	352,254
10	Black Hills Corp	4.200%	9/15/46	BBB+	11,789
124	CenterPoint Energy Resources Corp	4.000%	4/01/28	BBB+	142,924
15	CenterPoint Energy Resources Corp	4.100%	9/01/47	BBB+	17,736
318	Cleco Corporate Holdings LLC	3.743%	5/01/26	BBB-	353,689
328	Consumers Energy Co	3.750%	2/15/50	A+	396,554
124	Delmarva Power & Light Co	4.000%	6/01/42	A	143,708
253	Dominion Energy Inc	5.250%	8/01/33	BBB	330,880
504	Dominion Energy Inc	4.900%	8/01/41	BBB	642,073
10	Dominion Resources Inc	4.050%	9/15/42	BBB	11,672
126	DTE Electric Co	3.950%	6/15/42	A+	146,196
378	Duke Energy Carolinas LLC	4.250%	12/15/41	AA	464,306
371	Duke Energy Corp	3.950%	8/15/47	BBB	420,909
12	Duke Energy Indiana LLC	2.750%	4/01/50	A+	11,777
269	Duke Energy Progress LLC	3.600%	9/15/47	A+	308,859
151	El Paso Electric Co	5.000%	12/01/44	Baa2	175,754
325	Emera US Finance LP	4.750%	6/15/46	BBB-	401,255
111	Entergy Louisiana LLC	4.200%	9/01/48	A	138,208
126	Entergy Louisiana LLC	2.900%	3/15/51	A	128,840
327	Essential Utilities Inc	2.704%	4/15/30	BBB+	349,901
214	Eversource Energy	3.450%	1/15/50	BBB+	236,211
254	Exelon Corp	4.950%	6/15/35	BBB	317,682
300	Exelon Corp	5.100%	6/15/45	BBB	393,263
608	Exelon Corp	4.450%	4/15/46	BBB	744,979
100	Iberdrola International BV	6.750%	7/15/36	BBB+	152,695
26	Indiana Michigan Power Co	3.750%	7/01/47	A-	29,998
138	Interstate Power and Light Co	4.700%	10/15/43	BBB+	170,262
28	ITC Holdings Corp	5.300%	7/01/43	BBB	36,436
6	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	AA	7,707
113	National Grid USA	5.803%	4/01/35	BBB+	149,671
26	National Rural Utilities Cooperative Finance Corp	3.700%	3/15/29	A+	30,189
135	NiSource Inc	5.250%	2/15/43	BBB	178,037
300	NiSource Inc	5.650%	2/01/45	BBB	418,941
378	NiSource Inc	4.375%	5/15/47	BBB	456,995
319	NiSource Inc	3.950%	3/30/48	BBB	364,961
151	Oglethorpe Power Corp	5.950%	11/01/39	BBB+	197,141
319	Oglethorpe Power Corp	5.050%	10/01/48	BBB+	396,206
1,595	Pacific Gas and Electric Co	3.750%	8/15/42	BBB-	1,566,828

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 900	Pacific Gas and Electric Co	4.300%	3/15/45	BBB-	$936,191
731	Pacific Gas and Electric Co	4.000%	12/01/46	BBB-	730,645
274	Pennsylvania Electric Co	6.150%	10/01/38	BBB	338,197
274	PPL Capital Funding Inc	5.000%	3/15/44	BBB	342,090
15	Sempra Energy	4.050%	12/01/23	BBB+	16,349
274	Sempra Energy	4.000%	2/01/48	BBB+	312,449
113	Southern California Gas Co	3.950%	2/15/50	AA-	137,539
34	Southern Co	4.250%	7/01/36	BBB+	40,884
33	Southern Co	4.400%	7/01/46	BBB+	39,701
8	Southern Co Gas Capital Corp	4.400%	6/01/43	BBB+	9,591
378	Southern Co Gas Capital Corp	4.400%	5/30/47	BBB+	458,638
522	Southern Power Co	4.950%	12/15/46	BBB+	619,159
130	Southwestern Electric Power Co	3.900%	4/01/45	BBB+	146,436
274	Southwestern Public Service Co	6.000%	10/01/36	BBB+	366,994
28	Spire Inc	4.700%	8/15/44	BBB	31,696
10	Union Electric Co	3.250%	10/01/49	A	11,018
111	Wisconsin Power and Light Co	4.100%	10/15/44	A-	132,549
14,234	Total Utility				16,581,225
$ 65,520	Total Corporate Debt (cost $76,880,705)				77,080,803

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.3%
	Government Agency – 0.9%
$ 100	Ecopetrol SA	6.875%	4/29/30	BBB-	$124,500
274	Ecopetrol SA	5.875%	5/28/45	BBB-	310,990
284	Federal Home Loan Mortgage Corp	6.250%	7/15/32	AAA	433,184
635	Federal Home Loan Mortgage Corp	1.310%	8/17/33	Aaa	618,267
11	Federal National Mortgage Association	1.875%	9/24/26	AAA	11,808
119	Federal National Mortgage Association	6.625%	11/15/30	AAA	177,998
50	Federal National Mortgage Association	5.625%	7/15/37	AAA	77,935
10	Tennessee Valley Authority	5.250%	9/15/39	AAA	14,635
980	Tennessee Valley Authority	3.500%	12/15/42	AAA	1,197,258
2,463	Total Government Agency				2,966,575
	Municipal Bonds – 1.2% (3)
91	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1 (No Optional Call)	6.918%	4/01/40	AA-	140,870
10	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Green Series 2016B (No Optional Call)	3.852%	8/15/46	AAA	12,897

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$ 450	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010 (No Optional Call)	7.625%	3/01/40	AA	$774,166
70	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2009 (No Optional Call)	5.720%	12/01/38	AA+	99,183
47	Chicago O'Hare International Airport (No Optional Call)	4.572%	1/01/54	A	62,220
91	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Plancon Program, Taxable Series 2018A (No Optional Call)	3.864%	6/01/38	A+	107,495
50	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D (No Optional Call)	6.229%	11/15/34	A+	71,015
91	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B (Optional Call: 8/28 at 100.00)	4.946%	8/01/48	A+	104,472
21	Health & Educational Facilities Authority of the State of Missouri (No Optional Call)	3.086%	9/15/51	AA+	23,555
56	Illinois State, General Obligation Bonds, Pension Funding Series 2003 (No Optional Call)	5.100%	6/01/33	BBB-	62,715
30	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010 (No Optional Call)	6.750%	8/01/49	AA+	53,911
91	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Build America Taxable Bonds, Series 2009KRY (No Optional Call)	5.750%	7/01/34	A+	128,097
50	Massachusetts State, General Obligation Bonds, Taxable Refunding Series 2019D (No Optional Call)	2.663%	9/01/39	AA+	53,578
58	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2009A-1 (No Optional Call)	5.871%	11/15/39	A-	75,896
11	Michigan Finance Authority, Hospital Revenue Bonds, Trinity Health Credit Group, Taxable Refunding Series 2019-T (No Optional Call)	3.384%	12/01/40	AA-	12,438
96	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A (No Optional Call)	6.637%	4/01/57	A-	143,629
47	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010B (No Optional Call)	6.561%	12/15/40	BBB+	68,947
50	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A (No Optional Call)	7.102%	1/01/41	A	81,515
75	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010B-1 (No Optional Call)	5.572%	11/01/38	AAA	101,083
72	New York State Thruway Authority, General Revenue Bonds, Taxable Series 2019M (No Optional Call)	2.900%	1/01/35	A	79,684
120	Ohio State University, General Receipts Bonds, Build America Taxable Bond Series 2010C (No Optional Call)	4.910%	6/01/40	AA	165,654
30	Ohio State University, General Receipts Bonds, Multiyear Debt Issuance Program, Taxable Series 2016B (No Optional Call)	3.798%	12/01/46	AA	37,418
21	Phoenix, Arizona, Various Purpose General Obligation Bonds, Build America Taxable Bonds, Series 2009A (No Optional Call)	5.269%	7/01/34	AA+	26,379
400	Port Authority of New York & New Jersey (Optional Call: 7/31 at 100.00), (WI/DD)	3.175%	7/15/60	A+	406,096
100	Province of British Columbia Canada (No Optional Call)	1.300%	1/29/31	AAA	99,788
32	Sales Tax Securitization Corp (No Optional Call)	3.820%	1/01/48	AA-	35,798

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Municipal Bonds (3) (continued)
$ 42	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2010A (No Optional Call)	4.631%	4/01/33	AAA	$53,238
33	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Taxable Pledge and Refunding Series 2020 (Optional Call: 3/50 at 100.00)	2.256%	9/01/50	AAA	32,108
500	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Series 2020N (Optional Call: 11/49 at 100.00)	3.006%	5/15/50	AA-	534,560
57	University of California, General Revenue Bonds, Taxable Series 2019BD (No Optional Call)	3.349%	7/01/29	AA	65,620
2,892	Total Municipal Bonds				3,714,025
	Sovereign Debt – 4.2%
44	Chile Government International Bond	2.450%	1/31/31	A	46,310
42	Chile Government International Bond	2.550%	1/27/32	A	44,353
400	Chile Government International Bond	3.625%	10/30/42	A	451,604
124	Chile Government International Bond	3.500%	1/25/50	A	136,140
44	Colombia Government International Bond	3.125%	4/15/31	BBB-	45,452
272	Colombia Government International Bond	6.125%	1/18/41	BBB-	348,840
800	Colombia Government International Bond	5.625%	2/26/44	BBB-	987,208
50	Colombia Government International Bond	5.200%	5/15/49	BBB-	59,620
294	Colombia Government International Bond	4.125%	5/15/51	BBB-	308,406
75	Indonesia Government International Bond	3.850%	10/15/30	BBB	86,645
300	Indonesia Government International Bond	4.350%	1/11/48	Baa2	354,798
44	Indonesia Government International Bond	3.500%	2/14/50	BBB	47,211
500	Indonesia Government International Bond	4.200%	10/15/50	BBB	598,455
100	Israel Government International Bond	4.500%	1/30/43	A+	128,978
200	Korea Government International Bond	3.875%	9/20/48	AA	261,141
248	Mexico Government International Bond	6.050%	1/11/40	BBB	315,798
50	Mexico Government International Bond	4.750%	3/08/44	BBB	56,125
2,214	Mexico Government International Bond	5.550%	1/21/45	BBB	2,756,452
66	Mexico Government International Bond	4.350%	1/15/47	BBB	70,290
300	Mexico Government International Bond	4.600%	2/10/48	BBB	330,378
200	Panama Government International Bond	2.252%	9/29/32	BBB	201,700
700	Panama Government International Bond	4.500%	5/15/47	BBB	858,382
65	Panama Government International Bond	4.300%	4/29/53	BBB	77,757
200	Panama Government International Bond	3.870%	7/23/60	BBB	222,302
264	Peruvian Government International Bond	4.125%	8/25/27	BBB+	307,428
140	Peruvian Government International Bond	2.783%	1/23/31	BBB+	150,430
274	Peruvian Government International Bond	1.862%	12/01/32	BBB+	270,849
150	Peruvian Government International Bond	2.780%	12/01/60	BBB+	145,050
274	Peruvian Government International Bond	3.230%	7/28/21	BBB+	263,040
44	Philippine Government International Bond	3.750%	1/14/29	BBB	50,912
800	Philippine Government International Bond	3.950%	1/20/40	BBB	939,999

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$ 344	Philippine Government International Bond	2.950%	5/05/45	BBB	$355,646
44	Republic of Italy Government International Bond	2.875%	10/17/29	Baa3	45,890
137	Republic of Italy Government International Bond	5.375%	6/15/33	Baa3	174,791
200	Republic of Italy Government International Bond	4.000%	10/17/49	N/R	218,280
574	State of Israel	3.375%	1/15/50	A+	624,948
756	Uruguay Government International Bond	5.100%	6/18/50	BBB	1,015,882
11,333	Total Sovereign Debt				13,357,490
$ 16,688	Total Government Related (cost $19,922,201)				20,038,090
	Total Long-Term Investments (cost $299,719,085)				300,615,067

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 5.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 5.1%
$ 3,845	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$3,845,000
1,063	Federal Farm Credit Bank	0.000%	2/04/21	N/R	1,062,993
8,095	Federal Home Loan Banks	0.000%	2/10/21	N/R	8,094,939
3,257	Federal Home Loan Banks	0.000%	2/12/21	N/R	3,256,970
$ 16,260	Total Short-Term Investments (cost $16,259,902)				16,259,902
	Total Investments (cost $315,978,987) – 99.4%				316,874,969
	Other Assets Less Liabilities – 0.6%				2,026,580
	Net Assets – 100%				$ 318,901,549
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 98.8%
	CORPORATE DEBT – 41.8%
	Financials – 19.2%
$ 60	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/03/23	BBB-	$64,044
130	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	BBB-	142,796
210	Air Lease Corp	2.250%	1/15/23	BBB	215,696
81	Aircastle Ltd	4.400%	9/25/23	BBB-	86,856
85	Ally Financial Inc	3.875%	5/21/24	BBB-	92,723
40	Ally Financial Inc	5.125%	9/30/24	BBB-	45,838
67	American Express Co	3.400%	2/22/24	A-	72,625
81	American International Group Inc	4.125%	2/15/24	BBB+	89,479
40	American International Group Inc	3.750%	7/10/25	BBB+	44,552
85	Anthem Inc	2.375%	1/15/25	BBB+	90,198
85	Aon Corp	2.200%	11/15/22	BBB+	87,825
74	Ares Capital Corp	3.250%	7/15/25	BBB-	78,209
20	Assured Guaranty US Holdings Inc	5.000%	7/01/24	BBB+	22,914
364	Bank of America Corp	3.458%	3/15/25	A	394,944
80	Bank of America Corp	3.366%	1/23/26	A	87,768
117	Bank of Montreal	3.300%	2/05/24	A	126,860
60	Bank of New York Mellon Corp	3.450%	8/11/23	A+	64,693
100	Bank of New York Mellon Corp	0.750%	1/28/26	A+	99,756
66	Bank of Nova Scotia	3.400%	2/11/24	A	71,703
270	Barclays PLC	3.932%	5/07/25	BBB+	295,013
33	BlackRock Inc	4.250%	5/24/21	AA-	33,412
50	Boston Properties LP	3.800%	2/01/24	BBB+	54,248
69	Canadian Imperial Bank of Commerce	3.100%	4/02/24	A	74,460
100	Capital One Financial Corp	3.750%	4/24/24	BBB+	109,430
208	Capital One Financial Corp	3.300%	10/30/24	BBB+	226,558
30	Chubb INA Holdings Inc	3.150%	3/15/25	A	32,900
273	Citigroup Inc	4.044%	6/01/24	A-	295,158
60	Citigroup Inc	3.875%	3/26/25	BBB	66,497
71	Citizens Financial Group Inc	2.375%	7/28/21	BBB+	71,524
120	Cooperatieve Rabobank UA	4.375%	8/04/25	BBB+	137,139
250	Credit Suisse Group Funding Guernsey Ltd	3.800%	9/15/22	BBB+	263,285
10	Deutsche Bank AG/London	3.700%	5/30/24	BBB-	10,802
200	Deutsche Bank AG/New York NY	3.700%	5/30/24	BBB-	216,477
120	Discover Bank	3.350%	2/06/23	BBB	126,518
86	Fifth Third Bancorp	2.600%	6/15/22	BBB+	88,468

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 160	Goldman Sachs Group Inc	3.625%	2/20/24	A-	$173,889
70	Goldman Sachs Group Inc	3.750%	5/22/25	A-	77,904
200	HSBC Holdings PLC	3.600%	5/25/23	A	214,514
66	Humana Inc	2.900%	12/15/22	BBB	68,896
85	Jefferies Group LLC	5.125%	1/20/23	BBB	92,416
148	JPMorgan Chase & Co	3.797%	7/23/24	A	159,751
134	JPMorgan Chase & Co	2.005%	3/13/26	A	139,689
26	Marsh & McLennan Cos Inc	3.875%	3/15/24	BBB+	28,624
25	MetLife Inc	3.600%	4/10/24	A-	27,462
140	Mitsubishi UFJ Financial Group Inc	3.761%	7/26/23	A	151,416
118	Morgan Stanley	2.625%	11/17/21	A	120,184
177	Morgan Stanley	3.700%	10/23/24	A	196,445
310	Natwest Group PLC	4.269%	3/22/25	BBB+	341,514
50	Nomura Holdings Inc	2.648%	1/16/25	BBB+	53,202
40	Northern Trust Corp	3.375%	8/23/21	A+	40,685
66	PNC Financial Services Group Inc	3.300%	3/08/22	A	68,029
51	Prudential Financial Inc	5.625%	6/15/43	BBB+	54,862
51	Prudential Financial Inc	5.200%	3/15/44	BBB+	54,573
100	Royal Bank of Canada	2.250%	11/01/24	A+	106,263
59	Sabra Health Care LP	4.800%	6/01/24	BBB-	63,978
50	Santander Holdings USA Inc	3.400%	1/18/23	BBB	52,447
81	Santander Holdings USA Inc	3.500%	6/07/24	BBB	87,539
120	Santander UK Group Holdings PLC	4.796%	11/15/24	BBB+	132,970
44	SL Green Realty Corp	4.500%	12/01/22	BBB-	46,253
85	State Street Corp	3.700%	11/20/23	A+	93,041
140	Sumitomo Mitsui Financial Group Inc	3.748%	7/19/23	A	151,258
10	Symetra Financial Corp	4.250%	7/15/24	BBB	11,007
70	Synchrony Financial	2.850%	7/25/22	BBB-	72,236
10	Synchrony Financial	4.375%	3/19/24	BBB-	10,972
87	Toronto-Dominion Bank	2.650%	6/12/24	A+	93,187
71	Trinity Acquisition PLC	4.625%	8/15/23	BBB	77,931
126	Truist Bank	3.689%	8/02/24	A	136,179
79	US Bancorp	2.625%	1/24/22	A+	80,667
30	Ventas Realty LP	3.750%	5/01/24	BBB+	32,651
105	Wells Fargo & Co	3.500%	3/08/22	A	108,671
141	Wells Fargo & Co	3.750%	1/24/24	A	153,341
110	Wells Fargo & Co	3.550%	9/29/25	A	122,401

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 50	Welltower Inc	3.750%	3/15/23	BBB+	$ 52,884
7,280	Total Financials				7,831,299
	Industrial – 10.7%
91	AbbVie Inc	3.750%	11/14/23	BBB	98,922
85	AbbVie Inc	2.600%	11/21/24	BBB	90,781
85	Altria Group Inc	2.350%	5/06/25	BBB+	89,664
10	American Tower Corp	5.000%	2/15/24	BBB	11,265
80	American Tower Corp	2.400%	3/15/25	BBB	84,515
95	Amgen Inc	1.900%	2/21/25	BBB+	99,570
60	Anheuser-Busch InBev Worldwide Inc	4.150%	1/23/25	BBB+	67,813
110	AT&T Inc	3.400%	5/15/25	BBB+	121,441
30	AutoZone Inc	3.250%	4/15/25	BBB	32,740
80	BAT Capital Corp	2.789%	9/06/24	BBB	85,300
84	Becton Dickinson and Co	3.125%	11/08/21	BBB-	85,724
85	Boeing Co	4.875%	5/01/25	BBB-	95,903
86	Bristol-Myers Squibb Co	2.750%	2/15/23	A	90,019
70	Broadcom Inc	4.110%	9/15/28	BBB-	78,988
44	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	45,643
70	Carrier Global Corp	2.242%	2/15/25	BBB-	73,557
59	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/01/24	BBB-	65,338
20	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	BBB-	23,048
85	Cigna Corp	3.750%	7/15/23	BBB+	91,684
74	Constellation Brands Inc	2.650%	11/07/22	BBB-	76,704
71	CVS Health Corp	2.625%	8/15/24	BBB	75,816
99	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	108,739
10	Dow Chemical Co	3.500%	10/01/24	BBB	10,933
70	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	A-	74,509
20	Eastman Chemical Co	3.600%	8/15/22	BBB-	20,815
100	eBay Inc	2.750%	1/30/23	BBB+	104,264
50	Enbridge Inc	3.500%	6/10/24	BBB+	54,155
74	Energy Transfer Operating LP	4.250%	3/15/23	BBB-	78,413
50	Enterprise Products Operating LLC	3.900%	2/15/24	BBB+	54,706
85	Equifax Inc	2.600%	12/15/25	BBB	91,156
50	Fiserv Inc	2.750%	7/01/24	BBB	53,526
50	Fox Corp	4.030%	1/25/24	BBB	54,978
120	General Electric Co	3.375%	3/11/24	BBB+	130,156
61	General Motors Financial Co Inc	4.375%	9/25/21	BBB-	62,548
100	General Motors Financial Co Inc	1.250%	1/08/26	BBB-	99,647
40	Gilead Sciences Inc	3.500%	2/01/25	BBB+	44,111

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 59	Global Payments Inc	4.000%	6/01/23	BBB-	$63,509
30	HCA Inc	5.250%	4/15/25	BBB-	34,974
59	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	60,115
10	Interpublic Group of Cos Inc	4.200%	4/15/24	BBB	11,095
70	Keurig Dr Pepper Inc	4.057%	5/25/23	BBB	75,652
95	Kinder Morgan Energy Partners LP	4.250%	9/01/24	BBB	105,643
10	Kinross Gold Corp	5.950%	3/15/24	BBB-	11,431
50	Las Vegas Sands Corp	2.900%	6/25/25	BBB-	51,871
85	LYB International Finance III LLC	2.875%	5/01/25	BBB	91,407
85	Marriott International Inc/MD	5.750%	5/01/25	BBB-	98,585
40	McDonald's Corp	2.625%	1/15/22	BBB+	40,890
10	McDonald's Corp	3.250%	6/10/24	BBB+	10,883
10	Moody's Corp	2.625%	1/15/23	BBB+	10,408
85	Moody's Corp	3.750%	3/24/25	BBB+	95,128
74	Mosaic Co	3.250%	11/15/22	BBB-	77,200
50	MPLX LP	4.875%	12/01/24	BBB	56,793
40	Norfolk Southern Corp	3.250%	12/01/21	BBB+	40,672
50	Omnicom Group Inc / Omnicom Capital Inc	3.650%	11/01/24	BBB+	54,898
70	ONEOK Inc	2.750%	9/01/24	BBB	73,735
50	PayPal Holdings Inc	2.400%	10/01/24	BBB+	53,119
10	Reliance Steel & Aluminum Co	4.500%	4/15/23	BBB	10,771
31	Roper Technologies Inc	2.800%	12/15/21	BBB	31,597
50	Roper Technologies Inc	2.350%	9/15/24	BBB	52,989
70	Ryder System Inc	2.500%	9/01/24	BBB	74,213
95	Sabine Pass Liquefaction LLC	5.625%	3/01/25	BBB-	110,767
10	Southern Copper Corp	3.875%	4/23/25	BBB+	11,097
30	Southern Natural Gas Co LLC / Southern Natural Issuing Corp	4.400%	6/15/21	BBB+	30,138
20	Steel Dynamics Inc	2.800%	12/15/24	BBB-	21,470
20	Tapestry Inc	4.250%	4/01/25	BBB-	21,586
59	Union Pacific Corp	3.150%	3/01/24	BBB+	63,478
80	Verizon Communications Inc	3.500%	11/01/24	BBB+	87,914
85	Williams Cos Inc	3.900%	1/15/25	BBB	93,783
31	Xylem Inc/NY	4.875%	10/01/21	BBB	31,911
4,076	Total Industrial				4,386,813
	Utility – 11.9%
81	Ameren Corp	2.500%	9/15/24	BBB	86,271
100	American Electric Power Co Inc	1.000%	11/01/25	BBB+	100,596
118	American Water Capital Corp	3.850%	3/01/24	A-	128,982
85	Avangrid Inc	3.150%	12/01/24	BBB+	92,581
85	Black Hills Corp	4.250%	11/30/23	BBB+	93,009

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 80	CenterPoint Energy Inc	2.500%	9/01/24	BBB	$84,992
83	CenterPoint Energy Resources Corp	3.550%	4/01/23	BBB+	88,263
80	CMS Energy Corp	3.875%	3/01/24	BBB	87,093
48	Consolidated Edison Inc	2.000%	5/15/21	BBB+	48,168
44	Dominion Energy Inc	4.104%	4/01/21	BBB	44,278
121	Dominion Energy Inc	3.071%	8/15/24	BBB	131,402
257	DTE Energy Co	3.500%	6/01/24	BBB	278,881
179	Duke Energy Carolinas LLC	3.050%	3/15/23	A+	189,000
85	Edison International	4.950%	4/15/25	BBB-	96,563
70	Entergy Gulf States Louisiana LLC	5.590%	10/01/24	A	82,261
169	Entergy Louisiana LLC	5.400%	11/01/24	A	198,164
109	Evergy Inc	2.450%	9/15/24	BBB	115,274
66	Eversource Energy	2.500%	3/15/21	BBB+	66,054
70	Eversource Energy	2.750%	3/15/22	BBB+	71,775
139	Exelon Corp	3.497%	6/01/22	BBB	144,242
120	Exelon Corp	3.950%	6/15/25	BBB	134,852
266	Georgia Power Co	2.200%	9/15/24	A-	280,979
74	ITC Holdings Corp	2.700%	11/15/22	BBB	76,732
44	National Rural Utilities Cooperative Finance Corp	3.050%	2/15/22	A+	44,901
24	NextEra Energy Capital Holdings Inc	2.800%	1/15/23	BBB+	25,111
85	NextEra Energy Capital Holdings Inc	2.750%	5/01/25	BBB+	91,512
167	Oncor Electric Delivery Co LLC	2.750%	6/01/24	A	179,388
20	Oncor Electric Delivery Co LLC	2.950%	4/01/25	A	21,814
100	Pacific Gas and Electric Co	3.400%	8/15/24	BBB-	107,212
100	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	108,087
58	PacifiCorp	2.950%	2/01/22	A+	59,183
134	PacifiCorp	3.600%	4/01/24	A+	145,976
150	PacifiCorp	3.350%	7/01/25	A+	165,270
100	Pinnacle West Capital Corp	1.300%	6/15/25	A-	101,650
85	PPL Capital Funding Inc	3.950%	3/15/24	BBB	93,058
224	PSEG Power LLC	3.850%	6/01/23	BBB	240,713
170	Public Service Co of Colorado	2.900%	5/15/25	A+	183,069
143	Sempra Energy	2.900%	2/01/23	BBB+	149,807
85	Sempra Energy	3.550%	6/15/24	BBB+	92,204
47	Southern California Edison Co	1.845%	2/01/22	A-	46,587
61	Southern California Edison Co	3.400%	6/01/23	A-	64,782
75	Virginia Electric and Power Co	2.950%	1/15/22	A-	76,401
120	Wisconsin Electric Power Co	3.100%	6/01/25	A	130,791
4,521	Total Utility				4,847,928
$ 15,877	Total Corporate Debt (cost $16,399,791)				17,066,040

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 30.9%
$ 202	American Express Credit Account Master Trust	2.200%	4/15/25	AA-	$207,804
100	BENCHMARK 2018-B1 Mortgage Trust	3.571%	1/15/51	AAA	104,120
303	CarMax Auto Owner Trust	3.130%	6/15/23	AAA	307,548
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	97,440
100	CNH Equipment Trust 2019-C	2.350%	4/15/27	Aa2	104,580
120	COMM 2012-CCRE1 Mortgage Trust	3.912%	5/15/45	Aaa	123,924
549	COMM 2014-CCRE16 Mortgage Trust	3.775%	4/10/47	AAA	590,660
200	COMM 2014-LC17 Mortgage Trust	3.648%	10/10/47	Aaa	217,346
334	Fannie Mae Pool BM3087	4.000%	12/01/32	N/R	356,865
117	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	124,860
88	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	93,454
206	Fannie Mae Pool MA3798	3.000%	10/01/34	N/R	217,769
55	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	57,631
61	Fannie Mae Pool MA3897	3.000%	1/01/35	N/R	64,392
195	Fannie Mae Pool MA3930	2.500%	2/01/35	N/R	204,612
1,084	Fannie Mae Pool MA4012	2.000%	5/01/35	N/R	1,133,289
609	Fannie Mae Pool MA4075	2.500%	7/01/35	N/R	640,331
1,471	Fannie Mae Pool MA4123	2.000%	9/01/35	N/R	1,537,091
629	Fannie Mae Pool MA4179	2.000%	11/01/35	N/R	657,670
474	Fannie Mae Pool MA4206	2.000%	12/01/35	N/R	495,153
600	Ford Credit Auto Owner Trust 2016-REV1, 144A	2.310%	8/15/27	AAA	600,483
100	Ford Credit Auto Owner Trust 2020-B	1.190%	1/15/26	AA	101,763
500	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	AAA	533,799
198	Freddie Mac Gold Pool G18642	3.500%	4/01/32	N/R	212,666
700	Freddie Mac Multifamily Structured Pass-Through Certificates	3.205%	3/25/25	AAA	772,633
713	Freddie Mac Pool SB8040	2.500%	4/01/35	N/R	748,881
150	GM Financial Consumer Automobile Receivables Trust 2020-1	2.180%	5/16/25	AA+	154,962
300	GS Mortgage Securities Trust 2019-GC38	3.872%	2/10/52	AAA	323,163
100	Honda Auto Receivables 2020-3 Owner Trust	0.370%	10/18/24	AAA	100,284
200	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	Aaa	218,020
50	MMAF Equipment Finance LLC 2019-A, 144A	2.930%	3/10/26	Aaa	52,562
300	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26	3.531%	10/15/48	Aaa	335,538
160	SoFi Professional Loan Program 2020-C Trust, 144A	1.950%	2/15/46	AAA	163,241
250	Synchrony Credit Card Master Note Trust	2.210%	5/15/24	AAA	251,468
100	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	AAA	104,640
150	Verizon Owner Trust 2019-A	2.930%	9/20/23	AAA	152,686
150	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	159,526
118	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	Aa1	122,795
140	WFRBS Commercial Mortgage Trust 2013-C12	3.863%	3/15/48	AA	146,990
$ 11,971	Total Securitized (cost $12,406,426)				12,592,639

Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. TREASURY – 26.1%
$ 336	United States Treasury Note/Bond	1.875%	2/28/22	AAA	$342,379
268	United States Treasury Note/Bond	2.125%	5/15/22	AAA	274,920
633	United States Treasury Note/Bond	1.750%	6/30/22	AAA	647,638
1,400	United States Treasury Note/Bond	0.125%	9/30/22	AAA	1,400,164
2,884	United States Treasury Note/Bond	1.375%	10/15/22	AAA	2,945,285
211	United States Treasury Note/Bond	2.000%	10/31/22	AAA	217,890
128	United States Treasury Note/Bond	2.000%	11/30/22	AAA	132,390
337	United States Treasury Note/Bond	2.375%	1/31/23	AAA	352,073
542	United States Treasury Note/Bond	2.500%	3/31/23	AAA	569,693
113	United States Treasury Note/Bond	2.875%	11/30/23	AAA	121,594
113	United States Treasury Note/Bond	2.500%	1/31/24	AAA	120,791
332	United States Treasury Note/Bond	1.750%	6/30/24	AAA	349,028
70	United States Treasury Note/Bond	1.250%	8/31/24	AAA	72,464
1,681	United States Treasury Note/Bond	1.375%	1/31/25	AAA	1,751,852
167	United States Treasury Note/Bond	0.375%	4/30/25	AAA	167,228
350	United States Treasury Note/Bond	0.250%	5/31/25	AAA	348,455
650	United States Treasury Note/Bond	0.250%	7/31/25	AAA	646,318
200	United States Treasury Note/Bond	0.375%	12/31/25	Aaa	199,437
$ 10,415	Total U.S. Treasury (cost $10,561,387)				10,659,599
	Total Long-Term Investments (cost $39,367,604)				40,318,278

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.1%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.1%
$ 456	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$ 456,000
$ 456	Total Short-Term Investments (cost $456,000)				456,000
	Total Investments (cost $39,823,604) – 99.9%				40,774,278
	Other Assets Less Liabilities – 0.1%				43,427
	Net Assets – 100%				$ 40,817,705
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
See accompanying notes to financial statements.

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.9%
	CORPORATE DEBT – 97.9%
	Financials – 7.2%
$ 150	Ally Financial Inc	5.750%	11/20/25	BB+	$174,542
260	Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A	5.750%	5/15/26	BB+	270,400
470	Centene Corp, 144A	5.375%	6/01/26	BB+	493,500
60	Centene Corp, 144A	5.375%	8/15/26	BBB-	62,925
150	Centene Corp	4.250%	12/15/27	BB+	158,683
1,400	Centene Corp	4.625%	12/15/29	BB+	1,552,187
130	ESH Hospitality Inc, 144A	5.250%	5/01/25	BB-	132,600
240	Intesa Sanpaolo SpA, 144A	5.710%	1/15/26	BB+	271,661
150	MGIC Investment Corp	5.250%	8/15/28	BB+	160,500
100	Molina Healthcare Inc, 144A	4.375%	6/15/28	BB-	104,555
210	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	224,589
800	Nationstar Mortgage Holdings Inc, 144A	5.125%	12/15/30	B	830,000
300	OneMain Finance Corp	6.875%	3/15/25	BB-	344,250
300	PennyMac Financial Services Inc, 144A	5.375%	10/15/25	B+	314,250
260	UniCredit SpA, 144A	5.459%	6/30/35	BB+	279,323
4,980	Total Financials				5,373,965
	Industrial – 89.6%
1,000	1011778 BC ULC / New Red Finance Inc, 144A	3.875%	1/15/28	BB+	1,014,800
210	AECOM	5.125%	3/15/27	BB	234,927
150	Air Methods Corp, 144A	8.000%	5/15/25	CCC	135,750
100	Altera Infrastructure LP/Teekay Offshore Finance Corp, 144A	8.500%	7/15/23	B-	91,269
200	Altice France Holding SA, 144A	6.000%	2/15/28	CCC+	201,500
300	American Axle & Manufacturing Inc	6.250%	4/01/25	B	309,000
150	AmeriGas Partners LP / AmeriGas Finance Corp	5.625%	5/20/24	Ba2	165,031
170	AmeriGas Partners LP / AmeriGas Finance Corp	5.500%	5/20/25	Ba2	187,000
140	AmeriGas Partners LP / AmeriGas Finance Corp	5.875%	8/20/26	Ba2	160,647
170	Antero Midstream Partners LP / Antero Midstream Finance Corp	5.375%	9/15/24	B	170,306
170	Antero Midstream Partners LP / Antero Midstream Finance Corp, 144A	5.750%	3/01/27	B	169,543
170	Aramark Services Inc, 144A	5.000%	4/01/25	B+	174,624
410	Aramark Services Inc, 144A	5.000%	2/01/28	B+	427,425
650	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	5.250%	8/15/27	B	675,512
120	ASGN Inc, 144A	4.625%	5/15/28	BB-	124,070
180	Atento Luxco 1 SA, 144A	6.125%	8/10/22	Ba3	179,642
450	Avantor Funding Inc, 144A	4.625%	7/15/28	B	473,715

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 1,160	Avaya Inc, 144A	6.125%	9/15/28	B	$1,235,400
800	Bausch Health Cos Inc, 144A	7.000%	1/15/28	B	865,760
270	Beacon Roofing Supply Inc, 144A	4.875%	11/01/25	B-	273,432
190	Bombardier Inc, 144A	7.875%	4/15/27	CCC	178,019
950	Cable One Inc, 144A	4.000%	11/15/30	BB-	978,500
250	Camelot Finance SA, 144A	4.500%	11/01/26	B	260,000
240	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	BB-	252,900
440	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op	5.375%	4/15/27	B-	441,100
110	Cengage Learning Inc, 144A	9.500%	6/15/24	CCC	108,075
210	Century Communities Inc	6.750%	6/01/27	B+	224,700
120	Cheniere Energy Partners LP	5.625%	10/01/26	BB	125,100
150	Clean Harbors Inc, 144A	4.875%	7/15/27	BB+	157,931
340	Clear Channel Worldwide Holdings Inc	9.250%	2/15/24	CCC	353,282
100	CommScope Inc, 144A	5.500%	3/01/24	BB-	102,750
640	CommScope Inc, 144A	6.000%	3/01/26	BB-	677,600
240	CommScope Inc, 144A	8.250%	3/01/27	B-	258,000
312	CommScope Technologies LLC, 144A	6.000%	6/15/25	B-	318,240
210	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	208,162
120	Cornerstone Building Brands Inc, 144A	8.000%	4/15/26	B-	125,400
160	Coty Inc, 144A	6.500%	4/15/26	B-	151,200
130	Darling Ingredients Inc, 144A	5.250%	4/15/27	BB+	137,475
250	DaVita Inc, 144A	3.750%	2/15/31	BB-	247,969
280	DCP Midstream Operating LP	5.375%	7/15/25	BB+	299,516
300	Delta Air Lines Inc	7.375%	1/15/26	BB+	344,464
260	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	BB-	209,950
102	Dun & Bradstreet Corp, 144A	10.250%	2/15/27	B-	113,985
160	Edgewell Personal Care Co, 144A	5.500%	6/01/28	BB	171,157
360	Elanco Animal Health Inc	5.272%	8/28/23	BB	388,800
290	Encompass Health Corp	4.500%	2/01/28	B+	301,962
510	Energizer Holdings Inc, 144A	4.375%	3/31/29	B+	521,475
220	EnLink Midstream Partners LP	4.150%	6/01/25	BB+	213,950
160	Entegris Inc, 144A	4.625%	2/10/26	BB	165,700
200	Eurochem Finance DAC	5.500%	3/13/24	Ba2	219,998
210	Flex Acquisition Co Inc, 144A	7.875%	7/15/26	CCC+	219,450
360	Gap Inc, 144A	8.875%	5/15/27	BB	420,300
260	Gartner Inc, 144A	4.500%	7/01/28	BB	274,222
140	Gates Global LLC / Gates Corp, 144A	6.250%	1/15/26	B	147,000
600	Global Medical Response Inc, 144A	6.500%	10/01/25	B	619,950
50	Gray Television Inc, 144A	5.875%	7/15/26	B+	51,875
250	Gray Television Inc, 144A	7.000%	5/15/27	B+	273,237

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 400	Gray Television Inc, 144A	4.750%	10/15/30	B+	$399,000
600	Greif Inc, 144A	6.500%	3/01/27	B+	639,750
130	GrubHub Holdings Inc, 144A	5.500%	7/01/27	BB-	136,825
200	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB-	199,110
220	Hanesbrands Inc, 144A	4.625%	5/15/24	BB	232,189
160	Hanesbrands Inc, 144A	4.875%	5/15/26	BB	173,200
280	HCA Inc	5.375%	2/01/25	BB	314,367
110	HCA Inc	5.875%	2/15/26	BB	125,813
910	HCA Inc	3.500%	9/01/30	BB	943,375
310	Herc Holdings Inc, 144A	5.500%	7/15/27	B+	326,802
490	Hilton Domestic Operating Co Inc	5.125%	5/01/26	BB	507,983
310	Hilton Domestic Operating Co Inc	4.875%	1/15/30	BB	334,157
130	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp	4.875%	4/01/27	BB	135,944
150	Hologic Inc, 144A	3.250%	2/15/29	BB	152,250
300	Horizon Therapeutics USA Inc, 144A	5.500%	8/01/27	BB-	319,500
310	Howard Hughes Corp, 144A	5.375%	8/01/28	BB-	327,362
200	Howmet Aerospace Inc	6.875%	5/01/25	BB+	233,500
190	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	210,672
60	Hughes Satellite Systems Corp	6.625%	8/01/26	BB	67,822
260	IAA Inc, 144A	5.500%	6/15/27	B	273,026
1,050	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,119,951
700	IHS Markit Ltd	4.750%	8/01/28	Baa2	841,785
140	Iron Mountain Inc, 144A	4.875%	9/15/27	BB-	146,679
110	Iron Mountain Inc, 144A	5.250%	3/15/28	BB-	115,775
300	Iron Mountain Inc, 144A	4.875%	9/15/29	BB-	312,600
170	KAR Auction Services Inc, 144A	5.125%	6/01/25	B-	174,462
700	Kraft Heinz Foods Co	3.000%	6/01/26	BBB-	739,848
850	Kraft Heinz Foods Co	4.625%	1/30/29	BBB-	969,957
200	Lamb Weston Holdings Inc, 144A	4.875%	5/15/28	BB+	221,440
300	Level 3 Financing Inc, 144A	4.250%	7/01/28	BB	308,340
400	Lumen Technologies Inc, 144A	4.000%	2/15/27	BB+	413,609
250	Macy's Inc, 144A	8.375%	6/15/25	BB+	276,875
240	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	B+	249,638
150	Masonite International Corp, 144A	5.375%	2/01/28	BB+	160,592
400	MEDNAX Inc, 144A	6.250%	1/15/27	B+	428,000
150	Methanex Corp	5.250%	12/15/29	BB	157,031
100	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB-	107,788
60	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.750%	2/01/27	BB+	67,466
210	Michaels Stores Inc, 144A	8.000%	7/15/27	B	225,057
1,080	Navistar International Corp, 144A	6.625%	11/01/25	CCC+	1,125,792
250	NCL Corp Ltd, 144A	10.250%	2/01/26	BB-	288,750

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 370	NCR Corp, 144A	5.750%	9/01/27	BB-	$388,500
240	NCR Corp, 144A	6.125%	9/01/29	BB-	258,600
70	Netflix Inc	4.375%	11/15/26	BB+	80,042
110	Netflix Inc	4.875%	4/15/28	BB+	129,289
130	Netflix Inc	5.875%	11/15/28	BB+	163,150
220	Netflix Inc	6.375%	5/15/29	BB+	284,489
70	Netflix Inc, 144A	5.375%	11/15/29	BB+	87,325
650	Newell Brands Inc	4.875%	6/01/25	BB+	715,812
700	Nielsen Co Luxembourg SARL, 144A	5.000%	2/01/25	BB-	719,250
1,400	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.625%	10/01/28	BB-	1,498,595
360	Nokia Oyj	4.375%	6/12/27	BB+	397,627
220	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB-	223,916
200	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA, 144A	7.250%	2/01/28	CCC	214,000
400	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	B+	412,320
100	Owens-Brockway Glass Container Inc, 144A	5.875%	8/15/23	B	107,000
100	Parkland Corp/Canada, 144A, (3)	6.000%	4/01/26	BB	105,000
110	Parkland Corp/Canada, 144A	5.875%	7/15/27	BB	117,700
70	PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	B+	46,454
400	Performance Food Group Inc, 144A	5.500%	10/15/27	B	422,388
600	Post Holdings Inc, 144A	5.625%	1/15/28	B+	636,750
350	Post Holdings Inc, 144A	4.625%	4/15/30	B+	364,518
550	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB-	602,140
1,300	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	6.250%	1/15/28	B-	1,384,500
150	Qorvo Inc	4.375%	10/15/29	BB+	163,687
130	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	133,738
150	Rite Aid Corp, 144A	8.000%	11/15/26	CCC+	161,250
800	Royal Caribbean Cruises Ltd, 144A	9.125%	6/15/23	BB-	866,000
300	Sabre GLBL Inc, 144A	9.250%	4/15/25	BB-	355,935
170	Sally Holdings LLC / Sally Capital Inc	5.625%	12/01/25	BB-	174,951
570	SBA Communications Corp	4.000%	10/01/22	BB-	575,928
600	SBA Communications Corp	4.875%	9/01/24	BB-	615,966
300	Scripps Escrow II Inc, 144A	5.375%	1/15/31	CCC+	303,000
400	Seagate HDD Cayman, 144A	4.091%	6/01/29	BB+	416,332
1,230	Select Medical Corp, 144A	6.250%	8/15/26	B-	1,315,940
240	Sensata Technologies UK Financing Co PLC, 144A	6.250%	2/15/26	BB+	247,879
110	Service Corp International/US	4.625%	12/15/27	BB	117,255
270	Service Corp International/US	5.125%	6/01/29	BB	297,165
150	Signature Aviation US Holdings Inc, 144A	5.375%	5/01/26	BB	153,705
220	Sirius XM Radio Inc, 144A	3.875%	8/01/22	BB	222,244
280	Sirius XM Radio Inc, 144A	4.625%	7/15/24	BB	289,509
210	Sirius XM Radio Inc, 144A	5.375%	7/15/26	BB	218,085

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 300	Sirius XM Radio Inc, 144A	5.000%	8/01/27	BB	$315,666
260	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	283,483
236	Six Flags Entertainment Corp, 144A	5.500%	4/15/27	B-	238,431
200	Sotheby's, 144A, (3)	7.375%	10/15/27	B+	217,000
250	Spirit AeroSystems Inc, 144A	7.500%	4/15/25	B+	268,177
650	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.250%	1/15/29	BB	684,125
380	Sunoco LP / Sunoco Finance Corp	6.000%	4/15/27	BB-	402,325
20	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp, 144A	5.500%	9/15/24	BB-	20,369
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.500%	7/15/27	BB	75,250
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	5.000%	1/15/28	BB	72,275
70	Targa Resources Partners LP / Targa Resources Partners Finance Corp	6.875%	1/15/29	BB	77,263
400	TEGNA Inc	5.000%	9/15/29	BB-	416,244
260	Tenet Healthcare Corp	6.750%	6/15/23	CCC+	282,100
380	Tenet Healthcare Corp, 144A	4.875%	1/01/26	B+	396,389
280	Tenet Healthcare Corp, 144A	5.125%	11/01/27	B+	295,400
230	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	241,500
260	Tenneco Inc, (3)	5.000%	7/15/26	B-	239,850
200	Terex Corp, 144A	5.625%	2/01/25	BB-	204,750
140	Tesla Inc, 144A	5.300%	8/15/25	BB	145,733
450	TransDigm Inc	6.375%	6/15/26	B-	464,625
200	TreeHouse Foods Inc	4.000%	9/01/28	BB-	202,000
770	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc, 144A	5.375%	9/01/25	B	789,250
200	Triumph Group Inc, 144A	6.250%	9/15/24	CCC	197,125
800	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B	843,460
170	Under Armour Inc	3.250%	6/15/26	BB	170,388
200	United Natural Foods Inc, 144A	6.750%	10/15/28	B-	211,540
270	United Rentals North America Inc	5.875%	9/15/26	BB-	284,499
300	United Rentals North America Inc	4.875%	1/15/28	BB-	319,875
180	United Rentals North America Inc	5.250%	1/15/30	BB-	199,350
300	United Rentals North America Inc	4.000%	7/15/30	BB-	316,500
90	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.125%	12/15/24	CCC	92,475
320	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	344,802
90	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 144A	6.000%	4/15/23	B	91,913
190	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC	8.250%	10/15/23	CCC	192,585
400	UPC Holding BV, 144A	5.500%	1/15/28	B	418,000
59	US Concrete Inc	6.375%	6/01/24	BB-	60,549
470	US Foods Inc, 144A	5.875%	6/15/24	B+	476,956
170	USA Compression Partners LP / USA Compression Finance Corp	6.875%	9/01/27	B+	181,448
210	Valvoline Inc, 144A	4.250%	2/15/30	BB-	219,450
300	VEON Holdings BV	7.250%	4/26/23	BB+	329,738
200	VEON Holdings BV, 144A	3.375%	11/25/27	BBB-	205,100

Nuveen ESG High Yield Corporate Bond ETF (NUHY) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 130	VeriSign Inc	5.250%	4/01/25	BBB-	$146,738
70	VeriSign Inc	4.750%	7/15/27	BBB-	74,381
320	VICI Properties LP / VICI Note Co Inc, 144A	3.750%	2/15/27	BB	324,800
450	VICI Properties LP / VICI Note Co Inc, 144A	4.625%	12/01/29	BB	478,125
400	Virgin Media Finance PLC, 144A	5.000%	7/15/30	B	411,500
350	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB-	377,324
300	Vodafone Group PLC	7.000%	4/04/79	BB+	372,599
471	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB-	529,105
150	Western Digital Corp	4.750%	2/15/26	BB+	166,312
410	Western Midstream Operating LP	5.300%	2/01/30	BB	451,000
1,100	Williams Scotsman International Inc, 144A	4.625%	8/15/28	B+	1,133,000
130	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	BB	133,088
200	Xerox Corp	4.375%	3/15/23	BB+	210,000
300	Xerox Holdings Corp, 144A	5.500%	8/15/28	BB+	309,285
300	Yum! Brands Inc, 144A	4.750%	1/15/30	B+	322,020
300	Zayo Group Holdings Inc, 144A	6.125%	3/01/28	CCC+	312,050
340	Ziggo Bond Co BV, 144A	6.000%	1/15/27	B-	356,150
1,100	Ziggo BV, 144A	4.875%	1/15/30	B+	1,152,915
63,190	Total Industrial				66,773,113
	Utility – 1.1%
200	Clearway Energy Operating LLC, 144A	4.750%	3/15/28	BB	215,272
160	Drax Finco PLC, 144A	6.625%	11/01/25	BB+	166,200
100	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	B+	105,355
300	FirstEnergy Corp	4.400%	7/15/27	BB+	327,750
760	Total Utility				814,577
$ 68,930	Total Corporate Debt (cost $71,211,711)				72,961,655
	Total Long-Term Investments (cost $71,211,711)				72,961,655

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.7%
	MONEY MARKET FUNDS – 0.7%
531,294	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.060% (5)	$ 531,294
	Total Investments Purchased with Collateral from Securities Lending (cost $531,294)		531,294

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.6%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.6%
$ 1,170	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$ 1,170,000
$ 1,170	Total Short-Term Investments (cost $1,170,000)				1,170,000
	Total Investments (cost $72,913,005) – 100.2%				74,662,949
	Other Assets Less Liabilities – (0.2)%				(184,359)
	Net Assets – 100%				$ 74,478,590
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $515,888.
(4)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
(5)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 99.2%
	U.S. TREASURY – 36.7%
$ 2,500	United States Treasury Note/Bond	0.125%	6/30/22	AAA	$2,500,586
1,000	United States Treasury Note/Bond	0.125%	7/31/22	AAA	1,000,195
2,100	United States Treasury Note/Bond	0.125%	8/31/22	AAA	2,100,410
9,205	United States Treasury Note/Bond	1.875%	9/30/22	AAA	9,473,239
250	United States Treasury Note/Bond	0.125%	9/30/22	AAA	250,029
400	United States Treasury Note/Bond	1.500%	1/15/23	AAA	410,672
1,248	United States Treasury Note/Bond	2.750%	7/31/23	AAA	1,328,779
1,346	United States Treasury Note/Bond	2.875%	11/30/23	AAA	1,448,370
1,411	United States Treasury Note/Bond	2.500%	1/31/24	AAA	1,508,282
1,814	United States Treasury Note/Bond	2.250%	4/30/24	AAA	1,933,044
4,872	United States Treasury Note/Bond	2.000%	5/31/24	AAA	5,158,230
262	United States Treasury Note/Bond	1.250%	8/31/24	AAA	271,221
3,090	United States Treasury Note/Bond	2.125%	9/30/24	AAA	3,298,575
1,454	United States Treasury Note/Bond	2.125%	11/30/24	AAA	1,555,439
2,824	United States Treasury Note/Bond	1.375%	1/31/25	AAA	2,943,027
1,500	United States Treasury Note/Bond	0.250%	5/31/25	AAA	1,493,379
950	United States Treasury Note/Bond	0.250%	8/31/25	AAA	944,062
3,900	United States Treasury Note/Bond	0.250%	9/30/25	AAA	3,872,883
800	United States Treasury Note/Bond	0.250%	10/31/25	AAA	793,938
1,820	United States Treasury Note/Bond	0.375%	11/30/25	AAA	1,816,019
1,300	United States Treasury Note/Bond	0.375%	12/31/25	Aaa	1,296,344
900	United States Treasury Note/Bond	0.500%	6/30/27	AAA	889,664
2,186	United States Treasury Note/Bond	2.250%	8/15/27	AAA	2,403,917
888	United States Treasury Note/Bond	2.250%	11/15/27	AAA	976,835
2,344	United States Treasury Note/Bond	2.750%	2/15/28	AAA	2,662,180
1,470	United States Treasury Note/Bond	2.375%	5/15/29	AAA	1,639,624
514	United States Treasury Note/Bond	1.625%	8/15/29	AAA	542,370
1,200	United States Treasury Note/Bond	0.625%	5/15/30	AAA	1,154,812
2,200	United States Treasury Note/Bond	0.625%	8/15/30	AAA	2,110,625
1,550	United States Treasury Note/Bond	0.875%	11/15/30	AAA	1,518,758
200	United States Treasury Note/Bond	1.125%	8/15/40	AAA	182,000
3,150	United States Treasury Note/Bond	1.375%	11/15/40	AAA	2,993,977
1,964	United States Treasury Note/Bond	2.750%	8/15/42	AAA	2,341,763
4,571	United States Treasury Note/Bond	2.750%	8/15/47	AAA	5,484,664
2,050	United States Treasury Note/Bond	1.250%	5/15/50	AAA	1,766,203
1,000	United States Treasury Note/Bond	1.375%	8/15/50	AAA	890,156

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 200	United States Treasury Note/Bond	1.625%	11/15/50	AAA	$ 189,344
$ 70,433	Total U.S. Treasury (cost $71,415,000)				73,143,615

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SECURITIZED – 29.4%
$ 200	BANK 2019-BN19	2.926%	8/15/61	AAA	$216,488
500	BBCMS Mortgage Trust 2020-C6	2.690%	2/15/53	AAA	528,047
367	Capital One Multi-Asset Execution Trust	1.720%	8/15/24	AAA	375,505
95	Carmax Auto Owner Trust 2020-1	1.890%	12/16/24	AAA	97,440
100	Citibank Credit Card Issuance Trust	3.290%	5/23/25	AAA	106,986
180	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	Aaa	199,379
500	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	Aaa	545,480
555	Fannie Mae Pool MA2941	3.500%	3/01/32	N/R	596,487
723	Fannie Mae Pool MA3120	3.500%	9/01/47	Aaa	772,991
1,731	Fannie Mae Pool MA3143	3.000%	9/01/47	N/R	1,830,090
175	Fannie Mae Pool MA3392	3.500%	6/01/33	N/R	186,329
386	Fannie Mae Pool MA3490	4.000%	10/01/33	N/R	411,199
292	Fannie Mae Pool MA3536	4.000%	12/01/48	Aaa	313,682
459	Fannie Mae Pool MA3574	3.500%	1/01/49	N/R	487,700
2,653	Fannie Mae Pool MA3774	3.000%	9/01/49	Aaa	2,788,725
137	Fannie Mae Pool MA3828	3.000%	11/01/34	N/R	144,078
288	Fannie Mae Pool MA3865	3.000%	12/01/34	N/R	303,875
1,704	Fannie Mae Pool MA3905	3.000%	1/01/50	N/R	1,792,574
396	Fannie Mae Pool MA3957	3.500%	3/01/35	N/R	420,853
3,877	Fannie Mae Pool MA3960	3.000%	3/01/50	N/R	4,076,954
1,074	Fannie Mae Pool MA4074	2.000%	7/01/35	N/R	1,122,577
4,225	Fannie Mae Pool MA4077	2.000%	7/01/50	N/R	4,359,348
889	Fannie Mae Pool MA4096	2.500%	8/01/50	N/R	936,338
1,829	Fannie Mae Pool MA4120	2.500%	9/01/50	N/R	1,925,928
3,314	Fannie Mae Pool MA4158	2.000%	10/01/50	N/R	3,419,047
1,833	Fannie Mae Pool MA4159	2.500%	10/01/50	N/R	1,929,837
2,738	Fannie Mae Pool MA4182	2.000%	11/01/50	N/R	2,824,751
1,697	Fannie Mae Pool MA4183	2.500%	11/01/50	N/R	1,786,450
1,738	Fannie Mae Pool MA4208	2.000%	12/01/50	N/R	1,793,610
2,367	Fannie Mae Pool MA4238	2.500%	1/01/51	AAA	2,491,453
1,160	Fannie Mae Pool MA4255	2.000%	2/01/51	N/R	1,196,821
2,130	Fannie Mae Pool MA4256, (WI/DD)	2.500%	2/01/51	N/R	2,242,385
200	Fannie Mae-Aces	3.052%	3/25/28	N/R	225,448
250	Fannie Mae-Aces	3.370%	7/25/28	N/R	288,644
100	Ford Credit Floorplan Master Owner Trust A	2.480%	9/15/24	AAA	103,372
800	Freddie Mac Multifamily Structured Pass-Through Certificates	2.862%	5/25/26	AAA	878,872

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
$ 345	Freddie Mac Multifamily Structured Pass-Through Certificates	2.701%	4/25/29	AAA	$375,894
584	Freddie Mac Pool SD8080	2.000%	6/01/50	N/R	602,715
1,083	Ginnie Mae II Pool MA3663	3.500%	5/20/46	Aaa	1,172,375
179	Ginnie Mae II Pool MA5264	4.000%	6/20/48	Aaa	192,442
199	Ginnie Mae II Pool MA5398	4.000%	8/20/48	Aaa	214,736
1,163	Ginnie Mae II Pool MA6038	3.000%	7/20/49	N/R	1,218,774
534	Ginnie Mae II Pool MA6283	3.000%	11/20/49	N/R	561,486
3,269	Ginnie Mae II Pool MA6338	3.000%	12/20/49	N/R	3,426,874
926	Ginnie Mae II Pool MA6819	2.500%	8/20/50	N/R	974,905
186	Ginnie Mae II Pool MA6820	3.000%	8/20/50	N/R	195,398
1,105	Ginnie Mae II Pool MA6864	2.000%	9/20/50	N/R	1,146,786
1,223	Ginnie Mae II Pool MA6865	2.500%	9/20/50	N/R	1,286,537
144	Ginnie Mae II Pool MA6931	2.500%	10/20/50	N/R	151,093
472	Ginnie Mae II Pool MA6995	2.500%	11/20/50	N/R	497,028
663	Ginnie Mae II Pool MA7051	2.000%	12/20/50	N/R	688,256
236	Ginnie Mae II Pool MA7052	2.500%	12/20/50	N/R	248,733
385	Ginnie Mae II Pool MA7135	2.000%	1/20/51	N/R	399,584
710	Ginnie Mae II Pool MA7136, (DD1)	2.500%	1/20/51	N/R	746,656
200	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	AAA	234,959
300	Wells Fargo Commercial Mortgage Trust 2016-C32	3.324%	1/15/59	Aaa	319,052
300	Wells Fargo Commercial Mortgage Trust 2019-C49	3.760%	3/15/52	Aaa	344,353
$ 55,868	Total Securitized (cost $57,880,272)				58,718,379

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE DEBT – 26.9%
	Financials – 8.3%
$ 250	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	BBB-	$261,945
100	Aflac Inc	3.600%	4/01/30	A-	114,986
150	Alexandria Real Estate Equities Inc	3.375%	8/15/31	BBB+	169,703
71	Allstate Corp	4.500%	6/15/43	A-	92,744
110	Ally Financial Inc	8.000%	11/01/31	BBB-	159,521
301	American Express Co	3.400%	2/27/23	A-	319,166
40	American Express Co	3.400%	2/22/24	A-	43,358
52	Ameriprise Financial Inc	4.000%	10/15/23	A-	56,912
50	Anthem Inc	3.650%	12/01/27	BBB	57,678
100	Anthem Inc	2.250%	5/15/30	BBB	103,080
100	Anthem Inc	4.650%	1/15/43	BBB	126,842
90	Australia & New Zealand Banking Group Ltd/New York NY	3.700%	11/16/25	AA-	102,945
40	Banco Bilbao Vizcaya Argentaria SA	0.875%	9/18/23	A-	40,276
248	Bank of Montreal	3.803%	12/15/32	BBB+	283,712
76	Bank of New York Mellon Corp	3.450%	8/11/23	A+	81,945

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 100	Bank of New York Mellon Corp	2.800%	5/04/26	A+	$109,264
185	Bank of New York Mellon Corp	3.300%	8/23/29	A	207,085
197	Bank of Nova Scotia	2.450%	9/19/22	AA	204,372
500	Barclays plc	4.836%	5/09/28	BBB-	570,028
80	BB&T Corp	3.800%	10/30/26	A-	91,896
42	BlackRock Inc	3.500%	3/18/24	AA-	46,005
40	BlackRock Inc	3.250%	4/30/29	AA-	45,490
100	Boston Properties LP	2.900%	3/15/30	BBB+	105,848
100	BPCE SA	4.000%	4/15/24	A+	110,678
50	Brixmor Operating Partnership LP	4.125%	6/15/26	BBB-	56,648
48	Brookfield Finance Inc	4.000%	4/01/24	A-	52,678
40	Brookfield Finance Inc	4.350%	4/15/30	A-	47,393
40	Camden Property Trust	2.800%	5/15/30	A-	43,425
103	Canadian Imperial Bank of Commerce	3.500%	9/13/23	AA	111,525
100	Charles Schwab Corp	3.200%	3/02/27	A	112,358
99	Chubb Corp	6.000%	5/11/37	A	146,779
500	Citigroup Inc	3.980%	3/20/30	A-	577,258
100	Citizens Financial Group Inc, 144A	2.638%	9/30/32	BBB	102,594
60	CME Group Inc	5.300%	9/15/43	AA-	87,825
330	Cooperatieve Rabobank UA	3.875%	2/08/22	AA-	342,168
50	Duke Realty LP	2.875%	11/15/29	BBB+	54,534
50	Equitable Holdings Inc	4.350%	4/20/28	BBB+	58,408
30	Equitable Holdings Inc	5.000%	4/20/48	BBB+	38,501
86	ERP Operating LP	2.500%	2/15/30	A-	91,357
50	Federal Realty Investment Trust	3.500%	6/01/30	A-	55,276
42	Franklin Resources Inc	2.800%	9/15/22	A	43,646
50	GATX Corp	4.700%	4/01/29	BBB	60,394
100	Healthpeak Properties Inc	3.500%	7/15/29	BBB+	112,595
50	Host Hotels & Resorts LP	4.500%	2/01/26	BBB-	54,990
60	Humana Inc	2.900%	12/15/22	BBB	62,633
50	Humana Inc	4.875%	4/01/30	BBB	62,033
100	Huntington Bancshares Inc/OH	2.625%	8/06/24	BBB+	106,598
100	ING Groep NV	3.950%	3/29/27	A-	114,642
50	ING Groep NV	4.050%	4/09/29	A-	58,671
114	Intercontinental Exchange Inc	3.750%	9/21/28	A-	131,641
100	Intercontinental Exchange Inc	4.250%	9/21/48	A-	123,202
100	Invesco Finance PLC	3.750%	1/15/26	A-	112,560
200	JPMorgan Chase & Co	2.739%	10/15/30	A	213,863
700	JPMorgan Chase & Co	4.493%	3/24/31	A	840,644
20	KeyBank NA/Cleveland OH	6.950%	2/01/28	BBB+	26,083
152	KeyCorp	5.100%	3/24/21	BBB+	153,069

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 50	Kilroy Realty LP	4.750%	12/15/28	BBB	$58,535
100	Kimco Realty Corp	2.700%	10/01/30	BBB+	105,244
20	Legg Mason Inc	4.750%	3/15/26	A	23,606
80	Life Storage LP	4.000%	6/15/29	BBB	91,978
100	Lincoln National Corp	3.050%	1/15/30	BBB+	109,386
500	Lloyds Banking Group PLC	2.438%	2/05/26	A-	525,881
20	Lloyds Banking Group PLC	4.550%	8/16/28	A-	23,782
90	Manufacturers & Traders Trust Co	2.900%	2/06/25	A	97,538
80	Manulife Financial Corp	5.375%	3/04/46	A	115,345
166	Marsh & McLennan Cos Inc	4.800%	7/15/21	A-	167,562
200	Mitsubishi UFJ Financial Group Inc	3.850%	3/01/26	A-	228,008
200	Mitsubishi UFJ Financial Group Inc	2.757%	9/13/26	A-	218,091
210	Mitsubishi UFJ Financial Group Inc	3.677%	2/22/27	A-	240,462
64	Mitsubishi UFJ Financial Group Inc	3.961%	3/02/28	A-	74,461
200	Mizuho Financial Group Inc	2.226%	5/25/26	A+	209,245
100	Mizuho Financial Group Inc	2.869%	9/13/30	A+	107,541
100	Morgan Stanley	2.188%	4/28/26	A	104,909
30	Morgan Stanley	3.591%	7/22/28	A	33,909
997	Morgan Stanley	3.772%	1/24/29	A	1,134,365
200	Morgan Stanley	4.431%	1/23/30	A	238,914
110	Morgan Stanley	3.622%	4/01/31	A	125,096
100	National Australia Bank Ltd/New York	3.625%	6/20/23	AA-	107,664
50	National Australia Bank Ltd/New York	3.375%	1/14/26	AA-	56,005
300	Natwest Group PLC	4.269%	3/22/25	BBB	330,498
100	Natwest Group PLC	5.076%	1/27/30	BBB	120,340
42	Northern Trust Corp	3.950%	10/30/25	A	48,279
20	Northern Trust Corp	3.150%	5/03/29	A+	22,532
44	ORIX Corp	2.900%	7/18/22	A-	45,516
20	People's United Financial Inc	3.650%	12/06/22	BBB+	20,922
90	PNC Bank NA	4.050%	7/26/28	A-	105,806
10	PNC Bank NA	2.700%	10/22/29	A-	10,726
332	PNC Financial Services Group Inc	3.900%	4/29/24	A-	366,112
54	Principal Financial Group Inc	3.700%	5/15/29	A-	62,445
54	Progressive Corp	3.200%	3/26/30	A	61,279
82	Prologis LP	3.875%	9/15/28	A-	96,024
10	Prologis LP	4.375%	9/15/48	A-	13,117
100	Prudential Financial Inc	1.500%	3/10/26	A-	103,180
113	Prudential Financial Inc	3.905%	12/07/47	A-	131,068
93	Regions Financial Corp	3.800%	8/14/23	BBB+	100,450
20	Regions Financial Corp	7.375%	12/10/37	BBB	30,308
110	Royal Bank of Canada	2.800%	4/29/22	A	113,499

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Financials (continued)
$ 100	Royal Bank of Canada	2.250%	11/01/24	A	$106,263
42	Sompo International Holdings Ltd	4.700%	10/15/22	A-	44,797
149	State Street Corp	3.100%	5/15/23	A	158,118
90	State Street Corp	2.400%	1/24/30	A+	96,599
158	Sumitomo Mitsui Financial Group Inc	3.936%	10/16/23	A+	172,462
50	Sumitomo Mitsui Financial Group Inc	2.632%	7/14/26	A+	54,032
330	Sumitomo Mitsui Financial Group Inc	3.364%	7/12/27	A+	371,257
90	Sumitomo Mitsui Financial Group Inc	4.306%	10/16/28	A+	107,106
20	SVB Financial Group	3.125%	6/05/30	A-	22,175
173	Toronto-Dominion Bank	2.125%	4/07/21	AA-	173,616
30	Toronto-Dominion Bank	3.625%	9/15/31	A	33,891
100	Travelers Cos Inc	4.600%	8/01/43	A	134,498
216	Truist Financial Corp	3.750%	12/06/23	A-	236,064
200	Truist Financial Corp	3.700%	6/05/25	A-	224,834
54	UDR Inc	3.000%	8/15/31	BBB+	58,479
84	Ventas Realty LP	4.750%	11/15/30	BBB+	100,685
60	Voya Financial Inc	4.700%	1/23/48	BBB-	61,622
68	Welltower Inc	4.125%	3/15/29	BBB+	78,306
80	Westpac Banking Corp	2.800%	1/11/22	AA-	81,948
30	Westpac Banking Corp	2.750%	1/11/23	AA-	31,446
104	Westpac Banking Corp	2.000%	1/13/23	AA-	107,469
166	Westpac Banking Corp	4.322%	11/23/31	BBB+	189,118
100	Willis North America Inc	2.950%	9/15/29	BBB	107,777
14,701	Total Financials				16,493,660
	Industrial – 16.5%
20	3M Co	3.375%	3/01/29	A+	22,768
198	3M Co	2.375%	8/26/29	A+	211,337
20	3M Co	3.050%	4/15/30	A+	22,389
472	AbbVie Inc	3.750%	11/14/23	BBB+	513,088
40	AbbVie Inc	3.800%	3/15/25	BBB+	44,485
70	AbbVie Inc	3.600%	5/14/25	BBB+	77,586
353	AbbVie Inc	4.500%	5/14/35	BBB+	434,372
90	AbbVie Inc	4.400%	11/06/42	BBB+	110,242
104	Adobe Inc	1.900%	2/01/25	A	109,340
40	Alphabet Inc	3.375%	2/25/24	AA+	43,716
170	Alphabet Inc	1.900%	8/15/40	AA+	160,123
180	American Tower Corp	5.000%	2/15/24	BBB-	202,766
70	American Tower Corp	2.900%	1/15/30	BBB-	74,303
90	Amgen Inc	2.300%	2/25/31	A-	93,574
355	Amgen Inc	4.400%	5/01/45	BBB+	444,610

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 50	Amphenol Corp	4.350%	6/01/29	BBB+	$59,871
86	Analog Devices Inc	2.500%	12/05/21	BBB+	87,547
42	Applied Materials Inc	5.100%	10/01/35	A-	56,757
50	Applied Materials Inc	4.350%	4/01/47	A-	66,058
90	Archer-Daniels-Midland Co	3.250%	3/27/30	A	101,469
165	AstraZeneca PLC	6.450%	9/15/37	A-	246,739
114	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc	3.138%	11/07/29	A-	124,364
180	Baxalta Inc	4.000%	6/23/25	BBB+	202,189
150	Becton Dickinson and Co	2.823%	5/20/30	BBB-	161,910
111	Biogen Inc	3.625%	9/15/22	A-	116,787
50	Boardwalk Pipelines LP	5.950%	6/01/26	BBB-	59,731
70	Booking Holdings Inc	2.750%	3/15/23	A-	73,241
38	Bristol-Myers Squibb Co	2.000%	8/01/22	A	38,940
170	Bristol-Myers Squibb Co	4.125%	6/15/39	A+	210,164
359	Bristol-Myers Squibb Co	5.000%	8/15/45	A+	494,833
100	British Telecommunications PLC	9.625%	12/15/30	BBB	162,147
28	Bunge Ltd Finance Corp	3.000%	9/25/22	BBB-	29,045
110	Campbell Soup Co	2.375%	4/24/30	BBB	114,076
100	Canadian National Railway Co	6.375%	11/15/37	A	153,784
100	Canadian Pacific Railway Co	4.800%	8/01/45	BBB+	135,993
141	Cardinal Health Inc	2.616%	6/15/22	BBB	144,865
38	Cardinal Health Inc	3.200%	3/15/23	BBB	40,059
40	Carlisle Cos Inc	3.500%	12/01/24	BBB	43,735
160	Carrier Global Corp	3.377%	4/05/40	BBB-	169,547
80	Caterpillar Financial Services Corp	2.550%	11/29/22	A	83,206
50	Caterpillar Financial Services Corp	3.250%	12/01/24	A	55,243
60	Caterpillar Inc	2.600%	9/19/29	A	65,055
186	Caterpillar Inc	3.803%	8/15/42	A	225,014
50	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	BBB-	57,897
50	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	BBB-	59,250
432	Cigna Corp	3.050%	10/15/27	BBB	480,109
100	Cintas Corp No 2	3.700%	4/01/27	A-	114,768
188	Cisco Systems Inc/Delaware	2.500%	9/20/26	AA-	203,980
30	Citrix Systems Inc	3.300%	3/01/30	BBB	32,265
28	Clorox Co	3.050%	9/15/22	A-	29,020
120	CNH Industrial NV	3.850%	11/15/27	BBB-	137,452
148	Coca-Cola Co	2.500%	4/01/23	A+	155,557
175	Coca-Cola Co	1.450%	6/01/27	A+	179,037
50	Coca-Cola Co	1.000%	3/15/28	A+	49,224
10	Coca-Cola Co	1.650%	6/01/30	A+	9,996
60	Colgate-Palmolive Co	1.950%	2/01/23	AA-	61,993

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 120	Conagra Brands Inc	8.250%	9/15/30	BBB-	$179,568
100	Corning Inc	5.350%	11/15/48	BBB+	136,887
30	Crown Castle International Corp	4.300%	2/15/29	BBB-	34,991
204	Crown Castle International Corp	3.300%	7/01/30	BBB-	223,477
155	CSX Corp	4.250%	3/15/29	BBB+	184,321
100	CSX Corp	4.100%	3/15/44	BBB+	119,714
42	CSX Corp	4.250%	11/01/66	BBB+	52,955
120	Cummins Inc	2.600%	9/01/50	A+	117,582
50	Darden Restaurants Inc	4.550%	2/15/48	BBB-	54,374
274	Deere & Co	3.900%	6/09/42	A	335,792
140	Dell International LLC / EMC Corp, 144A	5.450%	6/15/23	BBB-	153,772
151	Dell International LLC / EMC Corp, 144A	8.100%	7/15/36	BBB-	220,460
100	Deutsche Telekom International Finance BV	8.750%	6/15/30	BBB+	155,476
150	Discovery Communications LLC	3.625%	5/15/30	BBB-	168,835
46	Discovery Communications LLC, 144A	4.000%	9/15/55	BBB-	49,397
126	DuPont de Nemours Inc	4.725%	11/15/28	BBB+	152,986
120	Eastern Energy Gas Holdings LLC	4.800%	11/01/43	A	149,168
42	Eaton Corp	4.000%	11/02/32	BBB+	50,305
124	eBay Inc	2.700%	3/11/30	BBB+	131,523
116	Ecolab Inc	3.250%	12/01/27	A-	131,137
60	Eli Lilly and Co	3.375%	3/15/29	A+	68,836
100	Eli Lilly and Co	3.700%	3/01/45	A+	117,644
50	Emerson Electric Co	1.950%	10/15/30	A	51,649
160	Enbridge Inc	3.125%	11/15/29	BBB+	172,783
140	Equinix Inc	2.625%	11/18/24	BBB-	149,041
100	Estee Lauder Cos Inc	2.600%	4/15/30	A+	108,110
100	FedEx Corp	5.100%	1/15/44	BBB	129,232
150	FedEx Corp	5.250%	5/15/50	BBB	201,475
100	Fidelity National Information Services Inc	4.250%	5/15/28	BBB	116,860
254	Fiserv Inc	3.500%	7/01/29	BBB	285,956
50	Flex Ltd	4.875%	6/15/29	BBB-	58,663
70	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	A	75,412
164	General Mills Inc	2.875%	4/15/30	BBB	178,057
70	Gilead Sciences Inc	4.600%	9/01/35	A-	88,721
296	Gilead Sciences Inc	4.000%	9/01/36	A-	352,007
40	GlaxoSmithKline Capital PLC	2.875%	6/01/22	A	41,275
230	GlaxoSmithKline Capital PLC	3.375%	6/01/29	A	264,220
20	Harley-Davidson Inc	4.625%	7/28/45	BBB	22,534
100	Hasbro Inc	3.900%	11/19/29	BBB-	111,667
206	HCA Inc	4.125%	6/15/29	BBB-	237,216
116	Hewlett Packard Enterprise Co	3.500%	10/05/21	BBB	118,192

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 50	Hewlett Packard Enterprise Co	6.200%	10/15/35	BBB	$64,771
10	Home Depot Inc	2.950%	6/15/29	A	11,125
299	Home Depot Inc	5.400%	9/15/40	A	420,842
100	Home Depot Inc	5.950%	4/01/41	A	150,817
90	Home Depot Inc	3.125%	12/15/49	A	97,082
80	HP Inc	3.400%	6/17/30	BBB	86,992
60	Illinois Tool Works Inc	4.875%	9/15/41	A+	82,001
392	Intel Corp	2.450%	11/15/29	A+	419,115
10	Intel Corp	4.000%	12/15/32	A+	12,068
100	Intel Corp	4.600%	3/25/40	A+	128,290
10	Intel Corp	4.250%	12/15/42	A+	12,424
350	International Business Machines Corp	3.300%	5/15/26	A	391,190
60	International Business Machines Corp	1.950%	5/15/30	A	60,922
72	International Business Machines Corp	5.600%	11/30/39	A	102,322
90	International Business Machines Corp	4.700%	2/19/46	A	116,798
58	International Flavors & Fragrances Inc	3.200%	5/01/23	BBB	60,917
100	International Paper Co	4.800%	6/15/44	BBB	129,236
100	J M Smucker Co	2.375%	3/15/30	BBB	104,348
50	John Deere Capital Corp	3.650%	10/12/23	A	54,444
10	John Deere Capital Corp	2.450%	1/09/30	A	10,807
50	Johnson Controls International plc	5.125%	9/14/45	BBB	68,172
115	Kellogg Co	2.650%	12/01/23	BBB	122,023
179	Keurig Dr Pepper Inc	3.130%	12/15/23	BBB	191,743
48	Kimberly-Clark Corp	6.625%	8/01/37	A	76,345
104	Kimberly-Clark Corp	2.875%	2/07/50	A	111,697
450	Kinder Morgan Inc	5.300%	12/01/34	BBB	546,254
160	Kroger Co	6.900%	4/15/38	BBB+	239,481
113	Laboratory Corp of America Holdings	3.200%	2/01/22	BBB	116,162
58	Lam Research Corp	2.800%	6/15/21	A-	58,426
90	Lam Research Corp	3.125%	6/15/60	A-	96,197
119	Linde Inc/CT	2.700%	2/21/23	A	123,976
300	Lowe's Cos Inc	5.000%	4/15/40	BBB+	395,467
150	LYB International Finance III LLC	3.375%	5/01/30	BBB	165,919
250	Marathon Petroleum Corp	4.750%	9/15/44	BBB	287,130
40	Martin Marietta Materials Inc	2.500%	3/15/30	BBB	42,387
50	Masco Corp	4.450%	4/01/25	BBB	57,096
28	Mastercard Inc	2.000%	11/21/21	A+	28,367
20	Mastercard Inc	2.950%	6/01/29	A+	22,178
144	Mastercard Inc	3.350%	3/26/30	A+	165,068
139	McCormick & Co Inc/MD	2.700%	8/15/22	BBB	143,587
235	Merck & Co Inc	3.400%	3/07/29	AA-	268,781

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 100	Merck & Co Inc	3.900%	3/07/39	AA-	$122,095
80	Micron Technology Inc	4.185%	2/15/27	BBB-	92,895
442	Microsoft Corp	3.450%	8/08/36	AAA	528,095
100	Microsoft Corp	4.100%	2/06/37	AAA	126,032
10	Microsoft Corp	3.750%	2/12/45	AAA	12,251
295	Microsoft Corp	3.700%	8/08/46	AAA	361,734
84	Moody's Corp	4.500%	9/01/22	BBB+	88,517
38	Moody's Corp	2.625%	1/15/23	BBB+	39,551
150	Mosaic Co	4.875%	11/15/41	BBB-	175,700
100	Motorola Solutions Inc	4.600%	2/23/28	BBB-	119,111
164	NIKE Inc	2.850%	3/27/30	AA-	181,979
142	Norfolk Southern Corp	4.837%	10/01/41	BBB+	187,368
150	Novartis Capital Corp	2.200%	8/14/30	AA-	159,029
100	Novartis Capital Corp	4.400%	5/06/44	AA-	132,335
210	Nutrien Ltd	4.200%	4/01/29	BBB	248,268
54	NVIDIA Corp	2.200%	9/16/21	A	54,565
50	NVIDIA Corp	3.500%	4/01/40	A	57,335
30	NVR Inc	3.000%	5/15/30	BBB+	32,381
104	Omnicom Group Inc	4.200%	6/01/30	BBB+	122,862
273	ONEOK Inc	4.550%	7/15/28	BBB	310,919
109	Orange SA	4.125%	9/14/21	BBB+	111,567
60	Otis Worldwide Corp	3.112%	2/15/40	BBB	63,005
50	Owens Corning	3.875%	6/01/30	BBB-	56,662
96	PACCAR Financial Corp	2.300%	8/10/22	A+	98,957
104	Parker-Hannifin Corp	4.200%	11/21/34	BBB+	126,762
10	Parker-Hannifin Corp	4.450%	11/21/44	BBB+	12,820
150	PayPal Holdings Inc	2.850%	10/01/29	BBB+	163,317
60	PepsiCo Inc	3.500%	7/17/25	A+	67,172
20	PepsiCo Inc	2.375%	10/06/26	A+	21,677
60	PepsiCo Inc	4.250%	10/22/44	A+	76,490
364	PepsiCo Inc	2.875%	10/15/49	A+	384,138
100	PPG Industries Inc	3.750%	3/15/28	A-	118,374
200	Procter & Gamble Co	3.000%	3/25/30	AA-	226,185
28	Quest Diagnostics Inc	4.250%	4/01/24	BBB	30,920
50	Quest Diagnostics Inc	3.450%	6/01/26	BBB	56,009
54	Raytheon Technologies Corp	3.700%	12/15/23	A-	58,605
100	Republic Services Inc	3.950%	5/15/28	BBB	116,063
30	Rockwell Automation Inc	4.200%	3/01/49	A	39,503
150	Rogers Communications Inc	5.450%	10/01/43	BBB+	205,870
36	Roper Technologies Inc	3.125%	11/15/22	BBB+	37,541
100	Roper Technologies Inc	3.800%	12/15/26	BBB+	114,604

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 114	Ryder System Inc	2.500%	9/01/24	BBB	$120,861
60	salesforce.com Inc	3.700%	4/11/28	A	69,899
131	Sherwin-Williams Co	2.950%	8/15/29	BBB	142,832
100	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	BBB+	105,711
100	Stanley Black & Decker Inc	4.250%	11/15/28	A-	119,584
201	Starbucks Corp	3.550%	8/15/29	BBB+	229,859
50	Starbucks Corp	3.750%	12/01/47	BBB+	56,373
190	Target Corp	2.350%	2/15/30	A	203,219
43	Telefonica Emisiones SA	5.462%	2/16/21	BBB-	43,085
150	Telefonica Emisiones SA	5.520%	3/01/49	BBB-	198,239
120	Texas Instruments Inc	1.750%	5/04/30	A+	121,078
150	Thermo Fisher Scientific Inc	4.133%	3/25/25	BBB+	169,621
40	Thomson Reuters Corp	3.350%	5/15/26	BBB	44,516
100	TJX Cos Inc	3.750%	4/15/27	A	115,237
282	Toyota Motor Corp	2.760%	7/02/29	A+	311,591
100	Toyota Motor Credit Corp	0.450%	1/11/24	A+	100,133
60	Toyota Motor Credit Corp	2.000%	10/07/24	A+	63,363
10	Toyota Motor Credit Corp	3.650%	1/08/29	A+	11,592
78	Trane Technologies Global Holding Co Ltd	4.250%	6/15/23	BBB	84,810
90	Trimble Inc	4.150%	6/15/23	BBB-	96,548
351	TWDC Enterprises 18 Corp	2.350%	12/01/22	A-	364,073
38	Tyco Electronics Group SA	3.500%	2/03/22	A-	38,899
200	Tyson Foods Inc	4.875%	8/15/34	BBB	259,838
80	Unilever Capital Corp	3.125%	3/22/23	A+	84,879
100	Unilever Capital Corp	2.600%	5/05/24	A+	106,693
350	Union Pacific Corp	2.400%	2/05/30	A-	370,045
90	Union Pacific Corp	3.550%	8/15/39	A-	101,336
80	United Parcel Service Inc	4.450%	4/01/30	A	98,216
28	United Parcel Service Inc	6.200%	1/15/38	A	42,411
154	United Parcel Service Inc	3.750%	11/15/47	A	184,181
160	Valero Energy Corp	4.000%	4/01/29	BBB	176,820
120	Valmont Industries Inc	5.250%	10/01/54	BBB-	140,512
100	Verisk Analytics Inc	4.125%	3/15/29	BBB	117,840
100	Verizon Communications Inc	1.500%	9/18/30	BBB+	96,822
190	Verizon Communications Inc	5.250%	3/16/37	BBB+	251,374
200	Verizon Communications Inc	4.812%	3/15/39	BBB+	253,272
670	Verizon Communications Inc	4.672%	3/15/55	BBB+	855,657
50	VF Corp	2.800%	4/23/27	A-	54,722
140	Visa Inc	2.050%	4/15/30	AA-	146,166
189	Visa Inc	4.150%	12/14/35	AA-	240,088
135	VMware Inc	2.950%	8/21/22	BBB-	139,848

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Industrial (continued)
$ 233	Vodafone Group PLC	6.150%	2/27/37	BBB	$327,153
80	Vodafone Group PLC	5.250%	5/30/48	BBB	107,027
200	Walgreens Boots Alliance Inc, (3)	3.200%	4/15/30	BBB	217,553
100	Walt Disney Co	6.400%	12/15/35	A-	151,115
10	Walt Disney Co	4.950%	10/15/45	A-	13,465
270	Walt Disney Co	2.750%	9/01/49	A-	265,178
100	Waste Management Inc	3.150%	11/15/27	BBB+	112,359
30	Waste Management Inc	1.150%	3/15/28	BBB+	29,686
40	Western Union Co	2.850%	1/10/25	BBB	42,841
10	Western Union Co	6.200%	11/17/36	BBB	12,450
122	WPP Finance 2010	3.625%	9/07/22	BBB	127,903
50	WW Grainger Inc	1.850%	2/15/25	A+	52,259
72	Xylem Inc/NY	4.875%	10/01/21	BBB	74,117
10	Xylem Inc/NY	2.250%	1/30/31	BBB	10,343
126	Zoetis Inc	3.900%	8/20/28	BBB+	146,088
28,204	Total Industrial				32,813,496
	Utility – 2.1%
161	Alabama Power Co	6.000%	3/01/39	A+	233,829
100	American Water Capital Corp	2.800%	5/01/30	A	109,011
200	Appalachian Power Co	4.400%	5/15/44	A-	242,719
100	Arizona Public Service Co	3.350%	5/15/50	A	111,016
300	Berkshire Hathaway Energy Co	5.150%	11/15/43	A-	399,756
100	CenterPoint Energy Houston Electric LLC	3.950%	3/01/48	A	122,544
90	CenterPoint Energy Resources Corp	4.100%	9/01/47	BBB+	106,416
171	Commonwealth Edison Co	6.450%	1/15/38	A	258,381
124	Consolidated Edison Co of New York Inc	5.500%	12/01/39	A-	166,429
10	Consolidated Edison Co of New York Inc	4.300%	12/01/56	A-	12,358
90	Consumers Energy Co	3.500%	8/01/51	A+	105,556
126	DTE Energy Co	2.950%	3/01/30	BBB	135,622
60	Duke Energy Carolinas LLC	4.250%	12/15/41	AA	73,699
100	Duke Energy Corp	4.800%	12/15/45	BBB+	125,243
108	Entergy Louisiana LLC	4.000%	3/15/33	A	131,600
114	Eversource Energy	3.450%	1/15/50	BBB+	125,832
10	Exelon Corp	4.950%	6/15/35	BBB	12,507
10	Exelon Corp	5.100%	6/15/45	BBB	13,109
191	Florida Power & Light Co	5.950%	2/01/38	AA-	279,735
100	NiSource Inc	3.600%	5/01/30	BBB	113,312
117	Northern States Power Co/MN	6.200%	7/01/37	A+	174,272
36	Potomac Electric Power Co	6.500%	11/15/37	A	53,942
100	Public Service Electric and Gas Co	5.800%	5/01/37	AA-	141,755

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Utility (continued)
$ 90	Puget Sound Energy Inc	5.638%	4/15/41	A	$124,604
143	San Diego Gas & Electric Co	4.150%	5/15/48	A	176,706
104	Sempra Energy	6.000%	10/15/39	BBB+	145,529
10	Southern California Edison Co	5.625%	2/01/36	A-	13,445
178	Southern California Edison Co	4.500%	9/01/40	A-	208,420
222	Virginia Electric and Power Co	6.000%	5/15/37	A	316,884
3,265	Total Utility				4,234,231
$ 46,170	Total Corporate Debt (cost $51,559,391)				53,541,387

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	GOVERNMENT RELATED – 6.2%
	Government Agency – 2.6%
$ 10	Equinor ASA	3.250%	11/10/24	AA	$10,974
10	Equinor ASA	3.000%	4/06/27	AA	11,011
10	Equinor ASA	3.625%	9/10/28	AA	11,450
214	Equinor ASA	3.125%	4/06/30	AA	237,965
10	Equinor ASA	3.700%	4/06/50	AA	11,449
120	Export Development Canada	2.500%	1/24/23	AAA	125,429
390	Federal Home Loan Banks	2.375%	9/08/23	AAA	412,441
100	Federal Home Loan Banks	2.500%	2/13/24	AAA	107,075
240	Federal Home Loan Banks	2.875%	6/14/24	AAA	261,284
100	Federal National Mortgage Association	0.300%	8/03/23	AAA	100,125
70	Federal National Mortgage Association	1.625%	1/07/25	AAA	73,499
200	Federal National Mortgage Association	0.625%	4/22/25	AAA	201,947
200	Federal National Mortgage Association	0.500%	6/17/25	AAA	200,656
529	Federal National Mortgage Association	5.625%	7/15/37	AAA	824,554
100	Israel Government AID Bond	5.500%	12/04/23	AAA	114,732
200	Japan Bank for International Cooperation	1.750%	10/17/24	A+	209,244
200	Japan Bank for International Cooperation	0.625%	7/15/25	A+	199,677
10	Korea Development Bank	2.750%	3/19/23	AA	10,499
100	Korea Development Bank	2.125%	10/01/24	AA	106,006
310	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	AAA	322,856
764	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	AAA	825,863
150	Landwirtschaftliche Rentenbank	0.500%	5/27/25	AAA	150,420
100	Oesterreichische Kontrollbank AG	3.125%	11/07/23	AA+	107,794
200	Svensk Exportkredit AB	1.750%	12/12/23	AA+	208,174
10	Tennessee Valley Authority	4.700%	7/15/33	AAA	13,483
170	Tennessee Valley Authority	5.500%	6/15/38	AAA	255,721

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Government Agency (continued)
$ 16	Tennessee Valley Authority	5.250%	9/15/39	AAA	$ 23,417
4,533	Total Government Agency				5,137,745
	Municipal Bonds – 2.4% (4)
150	African Development Bank (No Optional Call)	3.000%	9/20/23	AAA	160,811
120	Asian Development Bank (No Optional Call)	2.750%	3/17/23	AAA	126,454
400	Asian Development Bank (No Optional Call)	1.500%	10/18/24	AAA	416,632
20	Council Of Europe Development Bank (No Optional Call)	1.375%	2/27/25	AA+	20,753
100	European Bank for Reconstruction & Development (No Optional Call)	2.750%	3/07/23	AAA	105,275
249	European Investment Bank (No Optional Call)	2.000%	3/15/21	Aaa	249,559
250	European Investment Bank (No Optional Call)	3.125%	12/14/23	Aaa	270,468
90	European Investment Bank (No Optional Call)	2.250%	6/24/24	AAA	95,953
100	Inter-American Development Bank (No Optional Call)	2.000%	7/23/26	AAA	107,082
340	Inter-American Development Bank (No Optional Call)	3.875%	10/28/41	Aaa	451,404
535	International Bank for Reconstruction & Development (No Optional Call)	1.500%	8/28/24	AAA	556,874
100	International Bank for Reconstruction & Development (No Optional Call)	2.125%	3/03/25	Aaa	106,910
60	International Bank for Reconstruction & Development (No Optional Call)	3.125%	11/20/25	AAA	67,370
100	International Finance Corp (No Optional Call)	0.375%	7/16/25	AAA	99,519
250	Province of Alberta Canada (No Optional Call)	1.000%	5/20/25	AA-	254,123
100	Province of Alberta Canada (No Optional Call)	3.300%	3/15/28	Aa3	114,440
30	Province of British Columbia Canada (No Optional Call)	2.000%	10/23/22	AAA	30,908
100	Province of British Columbia Canada (No Optional Call)	1.750%	9/27/24	AAA	105,056
100	Province of Manitoba Canada (No Optional Call)	2.600%	4/16/24	AA	107,064
70	Province of New Brunswick Canada (No Optional Call)	3.625%	2/24/28	AA	81,843
30	Province of Ontario Canada (No Optional Call)	2.550%	4/25/22	AA-	30,840
50	Province of Ontario Canada (No Optional Call), (3)	2.250%	5/18/22	AA-	51,276
516	Province of Ontario Canada (No Optional Call)	1.750%	1/24/23	AA-	531,207
10	Province of Ontario Canada (No Optional Call)	3.400%	10/17/23	AA-	10,826
60	Province of Ontario Canada (No Optional Call)	3.200%	5/16/24	AA-	65,503
40	Province of Ontario Canada (No Optional Call)	2.500%	4/27/26	AA-	43,728
180	Province of Quebec Canada (No Optional Call)	1.500%	2/11/25	AA-	187,046
50	Province of Quebec Canada (No Optional Call)	0.600%	7/23/25	AA-	50,082
286	Province of Quebec Canada (No Optional Call)	2.500%	4/20/26	AA-	312,349
20	Province of Quebec Canada (No Optional Call)	0.028%	4/12/27	AA-	22,295
4,506	Total Municipal Bonds				4,833,650
	Sovereign Debt – 1.2%
100	Canada Government International Bond	1.625%	1/22/25	AAA	104,908
200	Chile Government International Bond	2.550%	1/27/32	A+	211,206
416	Colombia Government International Bond	2.625%	3/15/23	BBB-	428,272
130	Hungary Government International Bond	5.750%	11/22/23	BBB	148,296
14	Hungary Government International Bond	7.625%	3/29/41	BBB	24,360

Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt (continued)
$ 210	Israel Government International Bond	2.750%	7/03/30	A+	$230,041
80	Korea Government International Bond	2.750%	1/19/27	AA	86,953
250	Panama Government International Bond	4.500%	5/15/47	BBB	306,565
120	Peruvian Government International Bond	2.844%	6/20/30	BBB+	130,500
96	Peruvian Government International Bond	5.625%	11/18/50	BBB+	146,400
150	Republic of Italy Government International Bond	2.875%	10/17/29	Baa3	156,443
120	Republic of Poland Government International Bond	5.000%	3/23/22	A-	126,492
200	Uruguay Government International Bond	4.125%	11/20/45	BBB	243,252
2,086	Total Sovereign Debt				2,343,688
$ 11,125	Total Government Related (cost $11,988,981)				12,315,083
	Total Long-Term Investments (cost $192,843,644)				197,718,464

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
206,961	State Street Navigator Securities Lending Government Money Market Portfolio, (5)	0.060% (6)	$ 206,961
	Total Investments Purchased with Collateral from Securities Lending (cost $206,961)		206,961

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.8%
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.8%
$ 2,122	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/01/21	N/R	$2,122,000
1,410	Federal Agricultural Mortgage Corp Discount Notes	0.000%	2/12/21	N/R	1,409,974
$ 3,532	Total Short-Term Investments (cost $3,531,974)				3,531,974
	Total Investments (cost $196,582,579) – 101.1%				201,457,399
	Other Assets Less Liabilities – (1.1)%				(2,120,917)
	Net Assets – 100%				$ 199,336,482

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	The Fund uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. If all three of Moody's, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody's, S&P or Fitch.
(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $201,109.
(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
(6)	The rate shown is the one-day yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2021
(Unaudited)
	NUAG	NUSA	NUHY	NUBD
Assets
Long-term investments, at value (cost $299,719,085, $39,367,604, $71,211,711 and $192,843,644, respectively)(1)	$300,615,067	$40,318,278	$72,961,655	$197,718,464
Investment purchased with collateral from securities lending (at cost, which approximates value)	—	—	531,294	206,961
Short-term investments, at value (cost approximates value)	16,259,902	456,000	1,170,000	3,531,974
Cash	—	518	243	4,462
Receivable for:
Interest	1,385,119	208,964	1,032,563	1,052,490
Investments sold	4,498,307	40,459	2,885,307	199,303
Securities lending income	—	—	433	90
Shares sold	5,102,460	—	—	—
Total assets	327,860,855	41,024,219	78,581,495	202,713,744
Liabilities
Cash overdraft	89,520	—	—	—
Payable for:
Collateral from securities lending program	—	—	531,294	206,961
Investments purchased - regular settlement	6,955,501	199,457	3,550,866	392,088
Investments purchased - when-issued/delayed-delivery settlement	1,877,097	—	—	2,745,546
Accrued expenses:
Management fees	35,575	6,370	19,618	29,743
Professional fees	961	311	526	1,358
Trustees fees	652	376	601	1,566
Total liabilities	8,959,306	206,514	4,102,905	3,377,262
Net assets	$318,901,549	$40,817,705	$74,478,590	$199,336,482
Shares outstanding	12,500,000	1,600,000	3,000,000	7,500,000
Net asset value ("NAV") per share	$ 25.51	$ 25.51	$ 24.83	$ 26.58
Net assets consist of:
Capital paid-in	$318,727,517	$40,193,500	$74,512,790	$195,040,492
Total distributable earnings	174,032	624,205	(34,200)	4,295,990
Net assets	$318,901,549	$40,817,705	$74,478,590	$199,336,482
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01

(1)	Includes securities loaned of $515,888 and $201,109 for NUHY and NUBD, respectively.
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2021
(Unaudited)
	NUAG	NUSA	NUHY	NUBD
Investment Income
Interest	$ 1,065,197	$319,815	$1,519,643	$ 1,356,895
Securities lending income	—	—	433	90
Total investment income	1,065,197	319,815	1,520,076	1,356,985
Expenses
Management fees	135,638	39,851	113,834	171,544
Professional fees	1,979	582	962	2,482
Trustees fees	1,508	631	1,001	2,615
Total expenses	139,125	41,064	115,797	176,641
Net investment income (loss)	926,072	278,751	1,404,279	1,180,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(222,045)	50,294	380,225	379,672
In-kind redemptions	751,225	86,299	—	—
Change in net unrealized appreciation (depreciation) of investments	(1,794,475)	(69,897)	1,010,091	(4,148,034)
Net realized and unrealized gain (loss)	(1,265,295)	66,696	1,390,316	(3,768,362)
Net increase (decrease) in net assets from operations	$ (339,223)	$345,447	$2,794,595	$(2,588,018)
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	NUAG		NUSA		NUHY		NUBD
	Six Months Ended 1/31/21	Year Ended 7/31/20	Six Months Ended 1/31/21	Year Ended 7/31/20	Six Months Ended 1/31/21	For the Period 9/25/19 (commencement of operations) through 7/31/20	Six Months Ended 1/31/21	Year Ended 7/31/20
Operations
Net investment income (loss)	$ 926,072	$ 2,851,689	$ 278,751	$ 716,658	$ 1,404,279	$ 1,730,589	$ 1,180,344	$ 1,930,718
Net realized gain (loss) from:
Investments	(222,045)	1,175,963	50,294	217,770	380,225	(1,796,697)	379,672	92,664
In-kind redemptions	751,225	(940,002)	86,299	261,126	—	—	—	171,532
Change in net unrealized appreciation (depreciation) of investments	(1,794,475)	578,463	(69,897)	629,947	1,010,091	739,853	(4,148,034)	7,704,023
Net increase (decrease) in net assets from operations	(339,223)	3,666,113	345,447	1,825,501	2,794,595	673,745	(2,588,018)	9,898,937
Distributions to Shareholders
Dividends	(1,294,870)	(3,772,060)	(484,580)	(894,030)	(1,696,800)	(1,805,740)	(1,849,340)	(2,152,900)
Decrease in net assets from distributions to shareholders	(1,294,870)	(3,772,060)	(484,580)	(894,030)	(1,696,800)	(1,805,740)	(1,849,340)	(2,152,900)
Fund Share Transactions
Proceeds from shares sold	448,146,631	439,401,562	7,650,840	22,618,439	17,185,420	57,327,420	56,284,860	89,150,650
Cost of shares redeemed	(208,456,400)	(429,469,590)	(2,547,690)	(15,045,450)	—	(50)	—	(5,194,200)
Net increase (decrease) in net assets from Fund share transactions	239,690,231	9,931,972	5,103,150	7,572,989	17,185,420	57,327,370	56,284,860	83,956,450
Net increase (decrease) in net assets	238,056,138	9,826,025	4,964,017	8,504,460	18,283,215	56,195,375	51,847,502	91,702,487
Net assets at the beginning of period	80,845,411	71,019,386	35,853,688	27,349,228	56,195,375	—	147,488,980	55,786,493
Net assets at the end of period	$ 318,901,549	$ 80,845,411	$40,817,705	$ 35,853,688	$74,478,590	$56,195,375	$199,336,482	$147,488,980
See accompanying notes to financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price
NUAG
2021(d)	$26.08	$0.18	$(0.38)	$(0.20)	$(0.37)	$ —	$(0.37)	$25.51	$25.54
2020	24.49	0.55	1.88	2.43	(0.84)	—	(0.84)	26.08	26.05
2019	23.49	0.75	1.09	1.84	(0.84)	—	(0.84)	24.49	24.44
2018	24.61	0.67	(0.91)	(0.24)	(0.88)	—	(0.88)	23.49	23.50
2017(e)	25.00	0.57	(0.40)	0.17	(0.56)	—**	(0.56)	24.61	24.67
NUSA
2021(d)	25.61	0.18	0.03	0.21	(0.31)	—	(0.31)	25.51	25.54
2020	24.86	0.55	0.90	1.45	(0.70)	—	(0.70)	25.61	25.69
2019	24.30	0.62	0.65	1.27	(0.71)	—	(0.71)	24.86	24.89
2018	25.11	0.55	(0.64)	(0.09)	(0.72)	—	(0.72)	24.30	24.33
2017(f)	25.00	0.23	0.04	0.27	(0.16)	—	(0.16)	25.11	25.15
NUHY
2021(d)	24.43	0.53	0.52	1.05	(0.65)	—	(0.65)	24.83	24.95
2020(g)	25.00	0.93	(0.53)	0.40	(0.97)	—	(0.97)	24.43	24.74
NUBD
2021(d)	27.31	0.18	(0.61)	(0.43)	(0.30)	—	(0.30)	26.58	26.67
2020	25.36	0.55	2.04	2.59	(0.64)	—	(0.64)	27.31	27.37
2019	24.17	0.63	1.24	1.87	(0.68)	—	(0.68)	25.36	25.38
2018(h)	25.00	0.48	(0.82)	(0.34)	(0.49)	—	(0.49)	24.17	24.20

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets
Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(c)

(0.78%)	(0.56%)	$318,902	0.20%*	1.36%*	85%
10.11	10.19	80,845	0.20	2.21	208
8.03	7.77	71,019	0.20	3.17	167
(1.00)	(1.21)	147,959	0.20	2.79	123
0.74	1.00	54,135	0.20*	2.67*	84

0.83	0.63	40,818	0.20*	1.39*	6
5.93	6.15	35,854	0.20	2.20	51
5.37	5.31	27,349	0.20	2.54	36
(0.37)	(0.39)	26,727	0.20	2.22	37
1.10	1.26	30,132	0.20*	2.74*	4

4.33	3.56	74,479	0.35*	4.28*	32
1.79	3.02	56,195	0.35*	4.55*	47

(1.61)	(1.48)	199,336	0.20*	1.36*	10
10.38	10.51	147,489	0.20	2.07	18
7.89	7.84	55,786	0.20	2.59	27
(1.37)	(1.25)	41,088	0.20*	2.31*	17
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.
(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).
(d)	For the six months ended January 31, 2021.
(e)	For the period September 14, 2016 (commencement of operations) through July 31, 2017.
(f)	For the period March 31, 2017 (commencement of operations) through July 31, 2017.
(g)	For the period September 25, 2019 (commencement of operations) through July 31, 2020.
(h)	For the period September 29, 2017 (commencement of operations) through July 31, 2018.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY) and Nuveen ESG U.S. Aggregate Bond ETF (NUBD) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).
The end of the reporting period for the Funds is January 31, 2021, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2021 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America ("TIAA"). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind ("PIK") interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the record keeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be consid-

Notes to Financial Statements (Unaudited) (continued)
ered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
NUAG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Securitized	$ —	$118,313,813	$ —	$118,313,813
U.S. Treasury	—	85,182,361	—	85,182,361
Corporate Debt	—	77,080,803	—	77,080,803
Government Related	—	20,038,090	—	20,038,090
Short-Term Investments:
U.S. Government and Agency Obligations	—	16,259,902	—	16,259,902
Total	$ —	$316,874,969	$ —	$316,874,969

NUSA	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$17,066,040	$ —	$17,066,040
Securitized	—	12,592,639	—	12,592,639
U.S. Treasury	—	10,659,599	—	10,659,599
Short-Term Investments:
U.S. Government and Agency Obligations	—	456,000	—	456,000
Total	$ —	$40,774,278	$ —	$40,774,278

NUHY	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Debt	$ —	$72,961,655	$ —	$72,961,655
Investments Purchased with Collateral from Securities Lending	531,294	—	—	531,294
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,170,000	—	1,170,000
Total	$531,294	$74,131,655	$ —	$74,662,949

NUBD	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Treasury	$ —	$ 73,143,615	$ —	$ 73,143,615
Securitized	—	58,718,379	—	58,718,379
Corporate Debt	—	53,541,387	—	53,541,387
Government Related	—	12,315,083	—	12,315,083
Investments Purchased with Collateral from Securities Lending	206,961	—	—	206,961
Short-Term Investments:
U.S. Government and Agency Obligations	—	3,531,974	—	3,531,974
Total	$206,961	$201,250,438	$ —	$201,457,399
4.  Portfolio Securities and Investments in Derivatives
Securities Lending
Effective September 4, 2020, each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of

Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
NUHY	Corporate Debt	$515,888	$531,294
NUBD	Corporate Debt	$163,165	$168,018
	Municipal Bonds	37,944	38,943
Total		$201,109	$206,961
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities, but excluding in-kind transactions) during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
Purchases:
Investment securities	$202,692,602	$4,394,055	$20,569,390	$35,560,974
U.S. Government and agency obligations	36,885,840	349,238	—	3,822,160
Sales and maturities:
Investment securities	95,773,737	2,493,733	20,504,329	17,952,203
U.S. Government and agency obligations	12,503,359	—	—	227,305
In-kind transactions during the current fiscal period were as follows:
	NUAG	NUSA	NUHY	NUBD
In-kind purchases	$214,221,328	$5,328,583	$16,756,948	$35,010,930
In-kind sales	123,302,993	2,645,939	—	—
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Notes to Financial Statements (Unaudited) (continued)
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior fiscal period were as follows:
	NUAG				NUSA
	Six Months Ended 1/31/21		Year Ended 7/31/20		Six Months Ended 1/31/21		Year Ended 7/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,500,000	$ 448,146,631	17,500,000	$ 439,401,562	300,000	$ 7,650,840	900,000	$ 22,618,439
Shares redeemed	(8,100,000)	(208,456,400)	(17,300,000)	(429,469,590)	(100,000)	(2,547,690)	(600,000)	(15,045,450)
Net increase (decrease)	9,400,000	$ 239,690,231	200,000	$ 9,931,972	200,000	$ 5,103,150	300,000	$ 7,572,989

	NUHY				NUBD
	Six Months Ended 1/31/21		For the Period 9/25/19 (commencement of operations) through 7/31/20		Six Months Ended 1/31/21		Year Ended 7/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	700,000	$17,185,420	2,300,002	$57,327,420	2,100,000	$56,284,860	3,400,000	$89,150,650
Shares redeemed	—	—	(2)	(50)	—	—	(200,000)	(5,194,200)
Net increase (decrease)	700,000	$17,185,420	2,300,000	$57,327,370	2,100,000	$56,284,860	3,200,000	$83,956,450
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2021.
	NUAG	NUSA	NUHY	NUBD
Tax cost of investments	$316,292,236	$40,048,492	$73,279,380	$197,220,862
Gross unrealized:
Appreciation	$ 1,446,211	$ 790,635	$ 1,723,049	$ 5,247,482
Depreciation	(863,478)	(64,849)	(339,480)	(1,010,945)
Net unrealized appreciation (depreciation) of investments	$ 582,733	$ 725,786	$ 1,383,569	$ 4,236,537
Permanent differences, primarily due to redemption in-kind, bond premium amortization adjustments, and paydowns resulted in reclassifications among the Funds' components of net assets as of July 31, 2020, the Funds' last tax year end.
The tax components of undistributed net ordinary income and net long-term capital gains as of July 31, 2020, the Funds' last tax year end, were as follows:
	NUAG	NUSA	NUHY	NUBD
Undistributed net ordinary income[1]	$220,238	$92,174	$316,622	$328,878
Undistributed net long-term capital gains	—	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended July 31, 2020 was designated for purposes of the dividends paid deduction as follows:
	NUAG	NUSA	NUHY [2]	NUBD
Distributions from net ordinary income[1]	$3,772,060	$894,030	$1,805,740	$2,152,900
Distributions from net long-term capital gains	—	—	—	—

[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.
[2]	For the period September 25, 2019 (commencement of operations) through July 31, 2020.
As of July 31, 2020, the Funds’ last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	NUAG	NUSA	NUHY	NUBD
Not subject to expiration:
Short-term	$ —	$ 28,655	$1,888,460	$202,693
Long-term	846,276	204,239	—	85,295
Total	$846,276	$232,894	$1,888,460	$287,988
During the Funds’ last tax year ended July 31, 2020, the following Funds utilized capital loss carryforwards as follows:
	NUAG	NUSA
Utilized capital loss carryforwards	$413,529	$41,970
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Notes to Financial Statements (Unaudited) (continued)
Fund	Management Fee
NUAG	0.20%
NUSA	0.20
NUHY	0.35
NUBD	0.20
Other Transactions with Affiliates
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen of the following Fund are as follows:
NUAG
Nuveen owned shares	0%*

*	Rounds to less than 1%.
As of the end of the reporting period, TIAA owned shares of the following Fund as follows:
NUHY
TIAA owned shares	60%

Additional Fund Information
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Adminstrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan, Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund's market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund's listing exchange, as of the time that the Fund's NAV is calculated (normally 4:00 p.m. Eastern Time).
	NUAG		NUSA
Six months ended January 31, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
Greater than 3.00%	-	-	-	-
1.01% to 3.00%	-	-	-	-
0.51% to 1.00%	-	-	-	-
0.26% to 0.50%	3	2.4%	18	14.4%
0.00 to 0.25%	63	50.4%	104	83.2%
(0.01)% to (0.25)%	56	44.8%	3	2.4%
(0.26)% to (0.50)%	3	2.4%	-	-
(0.51)% to (1.00)%	-	-	-	-
(1.01)% to (3.00)%	-	-	-	-
Less than (3.00)%	-	-	-	-
	125	100%	125	100%

	NUHY		NUBD
Six months ended January 31, 2021	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
Greater than 3.00%	-	-	-	-
1.01% to 3.00%	33	26.4%	-	-
0.51% to 1.00%	84	67.2%	1	0.8%
0.26% to 0.50%	8	6.4%	37	29.6%
0.00 to 0.25%	-	-	85	68.0%
(0.01)% to (0.25)%	-	-	2	1.6%
(0.26)% to (0.50)%	-	-	-	-
(0.51)% to (1.00)%	-	-	-	-
(1.01)% to (3.00)%	-	-	-	-
Less than (3.00)%	-	-	-	-
	125	100%	125	100%
Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.

Additional Fund Information (continued)

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg Barclays MSCI U.S. Aggregate ESG Select Index: The Index is composed of U.S. investment grade fixed income securities that satisfy certain ESG and low-carbon criteria, including U.S. government securities, debt securities issued by U.S. corporations, residential and commercial mortgage-backed securities, asset-backed securities and U.S. dollar-denominated debt securities issued by non-U.S. governments and corporations that are publicly offered for sale in the U.S. The index returns assume reinvestment of dividends, but do not include the effects of any sales charges or management fees.
Bloomberg Barclays MSCI U.S. High Yield Very Liquid ESG Select Index: An index designed to utilize certain environmental, social, and governance (ESG) criteria to select from the securities included in the Bloomberg Barclays U.S. High Yield Very Liquid Index, which is designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The Index is rebalanced monthly. It is not possible to invest directly in an index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg Barclays U.S. Aggregate Bond Index: The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass through securities and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Bloomberg Barclays U.S. High Yield Very Liquid Index: An index designed to broadly capture the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA 1-5 Year U.S. Broad Market Index: This index consists of U.S. dollar-denominated, investment grade taxable debt securities with fixed rate coupons that have a remaining term to final maturity, or an average life, of less than five years. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA U.S. Broad Market Index: This index measures the performance of U.S. dollar-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities and asset-backed securities. Securities are cap-weighted based on their amount outstanding times the market price plus accrued interest. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index: This index is designed to broadly capture the 1-5 year U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

Glossary of Terms Used in this Report (continued)
ICE BofA Enhanced Yield U.S. Broad Bond Index: This index is designed to broadly capture the U.S. investment grade bond market. This included U.S. government and Treasury debt as well corporate bonds. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    NSA-ENHUS-0121D1550486-INV-B-03/22

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez Vice President and Secretary

Date: April 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: April 8, 2021

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 8, 2021